               TABLE OF CONTENTS

                                                  PAGE
                                                  ---
Management's Discussion of Fund Performance.....    2
Financial Statements............................    9
Report of Independent Accountants...............   38


        Founders of

   "America's First
        Money Fund"
810 Seventh Avenue, New York, NY 10019-5868

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700          [ ] www.reservefunds.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor -- Resrv Partners, Inc.

RPES/ANNUAL 7/98    [The Reserve Funds Logo]
                          Founders of

                     "America's First
                          Money Fund"

       -------------------------------------------------------------------------

                                        ANNUAL REPORT

       -------------------------------------------------------------------------


                                 RESERVE PRIVATE EQUITY SERIES

                                      FOR THE YEAR ENDED
                                         MAY 31, 1998

                         RESERVE BLUE CHIP GROWTH FUND

Blue Chip Growth $18,800                               Dow Jones $22,640
10000                                                  10000
18800                                                  22640

        Total return represents the increase in value of an investment over the period from October 28, 1995 (inception) to May 31, 1998. The Fund's return reflects the maximum sales charge imposed at the time. On October 31, 1997, the Fund eliminated the sales charge, so future returns may be higher than those reflected above. Past performance is not indicative of future results.

To the Shareholders of Reserve Blue Chip Growth Fund:

    The major factors contributing to last year's market gains were strong economic growth, robust corporate profits, low interest rates and subdued inflation. As we enter the new fiscal year, we believe the long term outlook for the stock market remains favorable for many of the same factors. The one area of concern which could lead to intermediate term market weakness is that corporate profit growth is moderating. The continuing turmoil in the Asian economies along with the growing squeeze on profit margins reflecting rising costs, competitive pricing, and slowing volume gains will result in reduced earnings for a number of companies for at least the next several quarters.

    In this difficult earnings environment, we are concentrating on companies with highly visible growth in sales and earnings and limited Asian exposure. As negative announcements increase, we believe investors will focus on companies having relatively consistent earnings growth. Attractive areas in which the Blue Chip Growth Fund is invested include U.S. drug companies, select technology issues and a number of financial, as well as consumer non-durable stocks.

    There has been considerable discussion for some time about the historic high valuations at which the market is selling. While high valuations could limit returns investors achieve over the next few years, high valuation levels should not, by themselves, bring about a bear market. The most common reason behind a market decline is a tightening of monetary policy by the Federal Reserve and this does not appear likely for some time.

   CHARLES V. MOORE, PRESIDENT, TRAINER, WORTHAM & COMPANY, INC., SUB-ADVISER

                      RESERVE CONVERTIBLE SECURITIES FUND

Convertible Securities $11,540          Lipper Convertible $13,280
10000                                   10000
11540                                   13280

        Total return represents the increase in value of an investment over the period from July 13, 1995 (inception) to May 31, 1998. The Fund's return reflects the maximum sales charge imposed at the time. On October 31, 1997, the Fund eliminated the sales charge, so future returns may be higher than those reflected above. Past performance is not indicative of future results.

To the Shareholders of Reserve Convertible Securities Fund:

    Current conditions have made the convertible securities market a more challenging asset class in which to find attractively priced issues.

    This "best of all worlds" environment for convertibles, declining interest rates and rising equity prices, along with unprecedented demand, has driven many convertible issues to historic highs. Mutual fund liquidity and hedge fund arbitrage trading have been largely responsible for this price action, making it increasingly difficult to find issues providing the attractive current income and reasonable conversion premiums necessary to achieve the superior risk-adjusted rates of return that we have enjoyed in the past.

    Energy and energy services, assisted living and managed health care have considerable convertible issues outstanding that have come under pricing pressures due to either perceived or real over-supply. These perceptions have caused severe short-term price corrections in the underlying equities causing price earnings ratio contraction. We believe these corrections have been overdone and maintain over-weighted positions based upon the attractive long-term fundamental prospects for these industries. In addition, our investment discipline has convinced us to remain over-weighted in issues that provide attractive current income to offset much of the decline in the underlying common stock.

    Your fund will continue to emphasize a defensive posture and downside protection by investing in convertibles with superior risk-reward characteristics, current income (competitive with money-market rates) and potential for capital appreciation when the underlying common stock performs as expected.

    As of May 29, 1998, 59% of the portfolio was in convertible bonds with an average life of 5.7 years and an average purchase price of $99.20 or slightly below par. Combine these figures with a current yield of 5.42% and we are confident in our market positioning.

    We continue our discipline of maintaining downside protection for the portfolio. We begin to liquidate positions when the underlying common stock trades at a price/earning ratio of 150% of our long term estimated growth rate. This has historically protected us from price decline when the company has disappointed the market with its earnings. We look forward to the coming year.

 J. PETER SIMON, SENIOR VICE PRESIDENT, NEW VERNON ADVISORS, INC., SUB-ADVISER

                     RESERVE INFORMED INVESTORS GROWTH FUND

Informed Investors $15,525                   S&P 500 $23,670
10000                                        10000
15525                                        23760

        Total return represents the increase in value of an investment over the period from December 28, 1995 (inception) to May 31, 1998. The Fund's return reflects the maximum sales charge imposed at the time. On October 31, 1997, the Fund eliminated the sales charge, so future returns may be higher than those reflected above. Past performance is not indicative of future results.

To the Shareholders of Reserve Informed Investors Growth Fund:

    The Fund returned 16.5% for the fiscal year ended May 31, 1998--considered a respectable showing when measured against an investment backdrop that included a festering Asian crisis, equity valuations in the U.S. markets at the highest level in modern history, and a domestic stock market that strongly favored a very narrow list of the largest-capitalization securities virtually to the exclusion of everything else.

    What of the balance of 1998? There is no change in our opinion that the stock market is going to go higher despite the continuing fall-out from Asia, the political distractions in Washington and even the potential of a conflict with Iraq. Very likely, investors can look forward to another rewarding year.

    The combination of strong leading indicators, a growing economy and falling bond prices is actually characteristic of the early part of an economic recovery, as in 1971, 1976, 1983 and 1991. Stocks have never seriously faltered under these circumstances, and this time should be no exception.

    Leading economic indicators, such as money growth, consumer sentiment and interest rates are so strong that a business recession is less likely than, as one financial commentator quipped, President Clinton joining a monastery.

    The underlying rate of inflation fell to a 32 year low in 1997. The core consumer price index--the CPI minus volatile food and energy prices--rose just 2.2% in 1997. That's down from a 2.6% rise in 1996 and the smallest gain since 1965 when it rose 1.5%

    The portfolio has been re-balanced in order to take full advantage of its reawakening of investor interest in stocks that qualify under the "Informed Investor" discipline. We are confident of outdistancing the S&P 500 index this year, and for the foreseeable future, as was the case for the most part prior to 1995 when "Informed Investor" stocks enjoyed a level of investor interest and support closely paralleling that which exists today.

    THOMAS H. FITZGERALD, JR., PRESIDENT, T.H. FITZGERALD & CO. SUB-ADVISER

                       RESERVE INTERNATIONAL EQUITY FUND

EAFE $11,663                       International Equity $12,665
10000                              10000
11663                              12665

        Total return represents the increase in value of an investment over the period from July 13, 1995 (inception) to May 31, 1998. The Fund's return reflects the maximum sales charge imposed at the time. On October 31, 1997, the Fund eliminated the sales charge, so future returns may be higher than those reflected above. Past performance is not indicative of future results.

To the Shareholders of Reserve International Equity Fund:

    Despite the turmoil in Asia, The Reserve International Fund has performed very well this year up over 21% and the international stock markets have turned around. Having made this broad generalization, I will proceed to deny the existence of an "international" market.

    Since we anticipate low inflation, low interest rates and a real growth rate of 3%, nearly 86% of our assets are in European-based companies. Now that the wonders of socialism (USSR style) have been totally debunked and socialism (European style) is on the ropes many companies and governments have pared costs resulting in less costly government lower interest rates and better returns on capital for industry.

    The Asian markets remain depressed because the economic forecasts are not optimistic, driven by potential problems throughout the area, such as Malaysia which has proven a bigger problem than anticipated, and Japan which is a drag rather than a spur to the entire region. As the yen continues to lose ground to the dollar and the Japanese government warns that the economy could continue to contract Japan remains a small fraction in our portfolio, 1.2% to be specific. Strong action by the government in dealing with banks and basic economic structural ills would encourage the investment community, but we estimate that we have at least a year before Asia in general and Japan, specifically will warrant a greater commitment on the part of your fund.

    South American markets, in our opinion, have been punished for the deeds of Asia. Consequently, strong growth (Mexico 5%, Argentina 6%) is being ignored, nevertheless, we will delay an increase in our Latin involvement until we feel the equity environment has improved.

    As we said, the "international" market has improved depending on which one you are considering.

     NICHOLAS REITENBACH, SENIOR VICE PRESIDENT, PINNACLE ASSOCIATES LTD.,
                                  SUB-ADVISER

                 RESERVE LARGE-CAP GROWTH FUND--ANNUAL SUMMARY*

Dow Jones $16,415                       Large-Cap Value $17,680
10000                                   10000
16415                                   17680

        Total return represents the increase in value of an investment over the period from July 13, 1995 (inception) to May 31, 1998. The Fund's return reflects the maximum sales charge imposed at the time. On October 31, 1997, the Fund eliminated the sales charge, so future returns may be higher than those reflected above. Past performance is not indicative of future results.

To the Shareholders of Reserve Large-Cap Growth Fund:

    Your Fund continues to perform well in a very strong stock market. Gains in your stock holdings over the past year were fairly broad-based, with particular strength in the Medical, Publishing and Food Processing industries. The portfolio continues to be highly concentrated and, as of May 31, 1998, owned positions in twenty-seven companies. This concentration reflects our fundamental philosophy of focusing your investments in great businesses with strong brands or franchises, consistent shareholder earnings growth, and a talented management team; an uncommon combination.

    As we look ahead, three factors are worth noting: first, political instability in Russia, India and the Asian Pacific; second, an increasingly competitive pricing environment driven in part by a broader and better-informed consumer base via the Internet; and, finally, the pressure on domestic wages caused by a combination of minimum wage hikes, high demand for skilled labor, and a shift towards the service sector. These three issues will impact the global economy and pressure a company's ability to generate profits.

    Therefore inflation will remain in check, which in turn helps to moderate interest rates which allow for higher valuations of future corporate earnings. Also, the U.S. economy is strong and has provided an attractive haven for "flight to quality" international investors. You will note that all of the companies in your fund are domiciled in the United States. And it is these companies--and other potentially attractive stocks--which define our ongoing focus. Thank you for your continued investment in the Reserve Large Cap Growth Fund.*

   PETER D. SIPHRON, VICE-PRESIDENT, SIPHRON CAPITAL MANAGEMENT, SUB-ADVISER

* Formerly known as Large-Cap Value. The filing date for the name change with the Securities and Exchange Commission will become effective on or by September 22, 1998.

                          RESERVE MID-CAP EQUITY FUND*

Mid-Cap Growth $12,710                       Russell 20000 $14,110
10000                                        10000
12710                                        14110

        Total return represents the increase in value of an investment over the period from June 1, 1995 (inception) to May 31, 1998. The Fund's return reflects the maximum sales charge imposed at the time. On October 31, 1997, the Fund eliminated the sales charge, so future returns may be higher than those reflected above. Past performance is not indicative of future results.

To the Shareholders of the Reserve Mid-Cap Equity Fund:

    We are pleased that the Board of Trustees of the Reserve Mid-Cap Equity Fund has chosen Pekin Singer & Shapiro Asset Management as the new sub-adviser for the fund. As the new managers of the fund, our primary goal is to produce consistent returns relative to the general markets with less overall volatility. The fund will adopt a growth-at-a-reasonable price philosophy, more in keeping with the style which we have been using for decades as private money managers. There will be less emphasis on earning momentum and aggressive growth rates, which we believe fail to generate superior returns over the long term. A more detailed explanation of our investment criteria can be found in the new fund prospectus.

    We look forward to investing with you as shareholders and to working for you as portfolio managers.

    JOANNE PEKIN AND MARTHA DORAN, PRINCIPALS, PEKIN SINGER & SHAPIRO ASSET
                            MANAGEMENT SUB-ADVISERS

* Formerly known as Mid-Cap Growth Fund. The filing date for the name change with the Securities and Exchange Commission will become effective on or by September 22, 1998.

                         RESERVE SMALL-CAP GROWTH FUND

Emerging Growth $16,440                 Russell 2000-Growth Index $18,230
10000                                   10000
16440                                   18230

        Total return represents the increase in value of an investment over the period from November 14, 1995 (inception) to May 31, 1998. The Fund's return reflects the maximum sales charge imposed at the time. On October 31, 1997, the Fund eliminated the sales charge, so future returns may be higher than those reflected above. Past performance is not indicative of future results.

To the Shareholders of the Reserve Small-Cap Growth Fund:

    The Fund's inception to date performance has continued to outpace the small capitalization growth benchmark of the Russell 2000(R) Growth Index. However, over the arbitrary fiscal one year ending May 31, 1998 the Fund's return was lower than its benchmark. We are encouraged that since May the Fund has markedly outperformed the Index and has begun to produce the impressive returns last experienced in 1995.

    Our core investment belief is that earnings growth is the primary determinant of equity returns and that fundamental research can identify those dynamic companies with outstanding growth potential. In today's investment environment the risks of investing in companies which disappoint on earnings have increased so dramatically that only securities with predictable earnings are priced at levels appropriate to their growth rates. The Fund has an advantage in this environment because we perform rigorous fundamental research on each investment idea from the bottom-up rather than selecting stocks based on top-down/macro themes or computer screening. However, even superior individual stock selection is often not enough if the market is being shocked by exogenous forces. In May, 1998 for example, concern about repercussions from Southeast Asia depressed the stock price of almost all small cap technology and telecommunications companies whether or not their earnings were at risk. Obviously, the excellent June 1998 returns were partially the result of more rational pricing of these same issues. Good performance was also attributable to our weighting in small company consumer stocks.

    As we enter the second half of 1998, we are excited by our portfolio because the average earnings growth rate is expected to be significantly over two times that of the S&P 500(R) Index while the expected earnings comparisons for 1999 are even more compelling. Looking forward, it is our belief that large multinational corporations are more vulnerable to the external Asian slowdown than smaller domestic companies. As the market rediscovers high growth companies that have little or no Asian exposure, the Fund's portfolio should deliver the outsized returns you should expect from investing in small company stocks.

        EDWIN G. VROOM, PRESIDENT, ROANOKE ASSET MANAGEMENT, SUB-ADVISER

         THE RESERVE PRIVATE EQUITY SERIES--RESERVE BLUE CHIP GROWTH FUND

                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 1998

                                                      VALUE
    COMMON STOCKS -- 99.6%                SHARES     (NOTE 1)
    ----------------------                ------     --------
AEROSPACE AND DEFENSE -- 3.6%
  Armor Holdings, Inc.*........
                                           25,000   $  306,250
AUTO/TRUCKS & PARTS -- 3.5%                         ----------
  Federal Mogul Corp. .........
                                            5,000      295,937
BANKS -- 8.3%                                       ----------
  Banc One Corp. ..............
  BankBoston Corporation.......             6,270      345,634
                                            3,400      358,275
                                                    ----------
                                                       703,909
BEVERAGES -- 4.5%                                   ----------
  Pepsico, Inc. ...............
                                            9,500      387,719
CABLE--TV -- 5.0%                                   ----------
  U.S. West, Inc.--Media Group*
                                           11,500      426,219
COMMERCIAL SERVICES -- 3.5%                         ----------
  Cendant Corporation*.........
                                           13,736      297,900
COMMUNICATIONS -- 5.4%                              ----------
  Chancellor Media Corp.*......
  Qualcomm, Inc.*..............             6,000      250,875
                                            4,000      208,500
                                                    ----------
                                                       459,375
COMPUTER NETWORKING -- 4.4%                         ----------
  Cisco Systems, Inc.*.........
                                            5,000      378,125
DATA PROCESSING -- 4.4%                             ----------
  National Data Corp. .........
                                            9,900      371,250
ELECTRONICS -- 4.0%                                 ----------
  General Electric Co. ........
                                            4,100      341,837
ENTERTAINMENT -- 3.3%                               ----------
  Disney (Walt) Co. ...........
                                            2,500      282,812
                                                    ----------

                                                       VALUE
   COMMON STOCKS (CONTINUED)               SHARES     (NOTE 1)
   -------------------------               ------     --------
INSURANCE -- 11.4%
  American International Group,
    Inc. ......................             2,500   $  309,531
  Hartford Financial Services
    Group, Inc. ...............             3,000      330,188
  Travelers Group, Inc. .......             5,500      335,500
                                                    ----------
                                                       975,219
                                                    ----------
MACHINERY -- 2.2%
  Novellus Systems, Inc.*......             5,000      189,063
                                                    ----------
OFFICE AND BUSINESS EQUIPMENT -- 4.7%
  International Business
    Machines...................             3,400      399,075
                                                    ----------
OIL/GAS EQUIPMENT & SERVICES -- 6.7%
  Global Marine, Inc.*.........            14,000      312,375
  Petroleum Geo-Services, ADR*.             4,000      262,000
                                                    ----------
                                                       574,375
                                                    ----------
PACKAGED SOFTWARE -- 4.3%
  Computer Associates
    International..............             7,000      367,500
                                                    ----------
PHARMACEUTICALS -- 9.3%
  Johnson & Johnson............             4,500      310,781
  Lilly (Eli) & Co. ...........             3,300      202,744
  Merck & Co. .................             2,400      280,950
                                                    ----------
                                                       794,475
                                                    ----------
RETAIL--SPECIALTY -- 3.9%
  Blyth Industries, Inc.*......            11,000      337,563
                                                    ----------
SEMICONDUCTORS -- 4.5%
  Altera Corp.*................             5,000      168,125
  Intel Corp. .................             3,000      214,312
                                                    ----------
                                                       382,437
                                                    ----------
TELECOMMUNICATION -- 2.7%
  Worldcom, Inc.*..............             5,000      227,500
                                                    ----------
TOTAL COMMON STOCKS
  (Cost $7,325,080)............             99.6%    8,498,540
OTHER ASSETS, LESS
  LIABILITIES..................               .4%       33,513
                                           ------   ----------
NET ASSETS.....................            100.0%   $8,532,053
                                          =======   ==========


------------
Value of investments are shown as a percentage of Net Assets.

* Non-income producing.

ADR--American Depository Receipt.

For Federal income tax purposes the tax basis for investments owned at May 31, 1998, was $7,325,080; the aggregate gross unrealized appreciation was $1,363,344 and the aggregate gross unrealized depreciation was $189,884.
                       SEE NOTES TO FINANCIAL STATEMENTS.

        THE RESERVE PRIVATE EQUITY SERIES--RESERVE BLUE CHIP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1998
ASSETS:
  Investments in securities, at value
    (cost $7,325,080).....................  $8,498,540
  Cash....................................      42,839
  Dividend and interest receivable........       3,895
                                            ----------
    Total Assets..........................   8,545,274
                                            ----------
LIABILITIES:
  Other payables and accrued expenses.....      13,221
                                            ----------
    Total Liabilities.....................      13,221
                                            ----------
NET ASSETS (NOTES 1 & 5):
  Net assets consisting of 565,337 shares
    outstanding ($.001 par value,
    unlimited number of Shares of
    Beneficial Interest Authorized.)......  $8,532,053
                                            ==========
  Net asset value per share (offering and
    redemption price per share)...........  $    15.09
                                            ==========
COMPOSITION OF NET ASSETS:
  Capital Stock--(par value)..............         565
  Paid in surplus.........................   7,197,157
  Accumulated net realized gain on
    investments...........................     160,871
  Net unrealized appreciation on
    investments...........................   1,173,460
                                            ----------
NET ASSETS................................  $8,532,053
                                            ==========
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 1998
INVESTMENT INCOME:
  Dividends...............................  $   43,764
  Interest................................      17,583
                                            ----------
    Total Investment Income...............      61,347
                                            ----------
EXPENSES:
  Comprehensive fee (Note 3)..............     104,500
  Distribution fee (Note 3)...............      17,543
                                            ----------
    Total Expenses........................     122,043
                                            ----------
  Net Investment Loss.....................     (60,696)
                                            ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain on investments........     551,668
  Net change in unrealized appreciation on
    investments...........................     671,426
                                            ----------
  Net realized and unrealized gain on
    investments...........................   1,223,094
                                            ----------
  Net Increase in Net Assets Resulting
    from Operations.......................  $1,162,398
                                            ==========

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED MAY 31, 1998 AND MAY 31, 1997

                                                                 1998          1997
                                                              -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
  INVESTMENT OPERATIONS:
    Net investment loss.....................................  $   (60,696)  $   (60,000)
    Net realized gain from investment transactions..........      551,668       976,672
    Net change in unrealized appreciation (depreciation) on
     investments............................................      671,426      (642,561)
                                                              -----------   -----------
    Net increase in net assets resulting from operations....    1,162,398       274,111
                                                              -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net realized gain on investments........................   (1,176,380)      (68,349)
                                                              -----------   -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
    Net proceeds from sale of shares........................    2,637,887     1,176,349
    Reinvestment of distributions...........................    1,120,379        68,323
    Cost of shares redeemed.................................     (686,091)   (1,148,732)
                                                              -----------   -----------
    Net increase in net assets resulting from capital share
     transactions...........................................    3,072,175        95,940
                                                              -----------   -----------
    Net increase in net assets..............................    3,058,193       301,702
NET ASSETS:
    Beginning of year.......................................    5,473,860     5,172,158
                                                              -----------   -----------
    End of year.............................................  $ 8,532,053   $ 5,473,860
                                                              ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

     THE RESERVE PRIVATE EQUITY SERIES--RESERVE CONVERTIBLE SECURITIES FUND

                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 1998

                                                                             FACE          VALUE
CONVERTIBLE BONDS -- 59.2%                                    MATURITY      AMOUNT       (NOTE 1)
--------------------------                                    --------      ------       --------
BASIC INDUSTRIAL COMMODITY -- 2.0%
  First South Africa Corp., Ltd., 9.00%.....................  06/15/04    $  450,000    $   495,000
                                                                                        -----------
COMMERCIAL SERVICES -- 4.3%
  Data Processing Industrial, 144A, 5.25%...................  04/01/05       500,000        522,500
  Metamor Worldwide, Inc., 2.94%............................  08/15/04       600,000        538,500
                                                                                        -----------
                                                                                          1,061,000
                                                                                        -----------
COMPUTER STORAGE DEVICES -- 1.6%
  Cirrus Logic, Inc. 144A, 6.00%............................  12/15/03       500,000        388,125
                                                                                        -----------
DRUGS AND HEALTH CARE -- 2.6%
  Dura Pharmaceutical, 3.50%................................  07/15/02       750,000        643,635
                                                                                        -----------
GOLD MINING -- 1.8%
  Coeur D'Alene Mines Corp., 7.25%..........................  10/31/05       550,000        441,375
                                                                                        -----------
LEISURE & ENTERTAINMENT -- 4.0%
  Family Golf Centers, Inc., 5.75%..........................  10/15/04       400,000        494,750
  Unapix Entertainment, Inc., 144A, 10.0%...................  06/30/04       500,000        500,000
                                                                                        -----------
                                                                                            994,750
                                                                                        -----------
HOTEL/MOTEL -- 4.3%
  Hilton Hotels Corp., 5.00%................................  05/15/06       500,000        549,688
  Signature Resorts, Inc., 5.75%............................  01/15/07       600,000        500,250
                                                                                        -----------
                                                                                          1,049,938
                                                                                        -----------
MANAGED CARE -- 10.7%
  Alternative Living Services, 5.25%........................  12/15/02       450,000        508,500
  American Retirement Corp., 5.75%..........................  10/01/02       400,000        400,375
  Assisted Living Concepts, Inc., 6.00%.....................  11/01/02       450,000        440,578
  Carematrix, Inc., 6.25%...................................  08/15/04       500,000        505,000
  PhyCor, Inc., 4.50%.......................................  02/15/03       500,000        420,000
  Sunrise Assisted Living, 5.50%............................  06/15/02       350,000        359,479
                                                                                        -----------
                                                                                          2,633,932
                                                                                        -----------
OFFSHORE DRILLING -- 2.1%
  Diamond Offshore Drilling, Inc., 3.75%....................  02/15/07       400,000        520,583
                                                                                        -----------
OIL DOMESTIC -- 3.6%
  Lomak Petroleum, Inc., 144A, 6.00%........................  02/01/07       500,000        468,750
  Parker Drilling, 5.50%....................................  08/01/04       450,000        425,250
                                                                                        -----------
                                                                                            894,000
                                                                                        -----------
OIL AND GAS EQUIPMENT SERVICES -- 9.1%
  Halter Marine, 144A, 4.50%................................  09/15/04     1,000,000        881,250
  Key Energy Group, Inc., 5.00%.............................  09/15/04       750,000        606,875
  Seacor Holdings, Inc., 5.375%.............................  11/15/06       700,000        763,875
                                                                                        -----------
                                                                                          2,252,000
                                                                                        -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

     THE RESERVE PRIVATE EQUITY SERIES--RESERVE CONVERTIBLE SECURITIES FUND

                                                                             FACE          VALUE
CONVERTIBLE BONDS (CONTINUED)                                 MATURITY      AMOUNT       (NOTE 1)
-----------------------------                                 --------      ------       --------
POLLUTION CONTROL -- 5.5%
  USA Waste Services, Inc., 4.00%...........................  02/01/02    $  600,000    $   729,750
  United States Filter Corp., 4.50%.........................  12/15/01       600,000        632,875
                                                                                        -----------
                                                                                          1,362,625
                                                                                        -----------
RETAIL AND APPAREL -- 2.0%
  Charming Shoppes, 7.50%...................................  07/15/06       500,000        482,500
                                                                                        -----------
SEMICONDUCTOR AND RELATED -- 2.0%
  Xilinx, Inc., 5.25%.......................................  11/01/02       500,000        498,729
                                                                                        -----------
TELECOMMUNICATION -- 2.1%
  Bell Atlantic Financial, 5.75%............................  04/01/03       500,000        516,875
                                                                                        -----------
TRANSPORT--AIR FREIGHT -- 1.5%
  Consolidated Logistics, 144A, 8.00%.......................  08/21/00       400,000        360,000
                                                                                        -----------
TOTAL CONVERTIBLE BONDS (Cost $14,715,151)..................                             14,595,067
                                                                                        -----------

CONVERTIBLE PREFERRED STOCKS -- 35.4%                         SHARES
------------------------------------------------------------  -------
BANKS -- 1.6%
  St. George Bank Ltd., $4.50...............................    8,000        396,000
                                                                         -----------
COMMERCIAL SERVICES -- 1.5%
  Cendant Corp., 7.50%......................................   10,000        377,500
                                                                         -----------
COMPUTER NETWORKING -- 2.1%
  Vanstar Financial Trust, 6.75%............................   12,500        509,375
                                                                         -----------
CONTAINERS AND GLASS PRODUCTS -- 4.2%
  Corning Delaware L. P., 6.00%.............................    8,500        527,000
  Crown Cork & Seal Co., 4.50%..............................   10,500        510,563
                                                                         -----------
                                                                           1,037,563
                                                                         -----------
ELECTRONICS COMPONENTS -- 1.9%
  Peak Trends Trust, 9.00%..................................   30,000        471,863
                                                                         -----------
FINANCIAL SERVICES -- 2.3%
  SunAmerica, Inc., $3.1875, Series E.......................    4,000        577,000
                                                                         -----------
GOLD MINING -- 1.7%
  Freeport McMoran Corp., 7.00%, Series A...................   20,000        427,500
                                                                         -----------
HOME BUILDING -- 1.6%
  Fleetwood Capital Trust, 6%, Series 144A..................    7,500        397,031
                                                                         -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

     THE RESERVE PRIVATE EQUITY SERIES--RESERVE CONVERTIBLE SECURITIES FUND

                                                                            VALUE
CONVERTIBLE PREFERRED STOCKS (CONTINUED)                      SHARES      (NOTE 1)
----------------------------------------                      ------      --------
HOTEL/MOTEL -- 1.9%
  Host Marriott Corp., 6.75%, Series 144A...................    8,500    $   472,016
                                                                         -----------
INSURANCE -- 2.1%
  Aetna Inc., 6.25%.........................................    7,000        528,063
                                                                         -----------
MANAGED CARE -- 2.1%
  MedPartners, Inc., 6.50%, TAPS............................   43,200        510,300
                                                                         -----------
NATURAL GAS -- 1.9%
  MCN Energy Corp., 8.75%...................................   15,000        464,063
                                                                         -----------
OIL AND GAS EQUIPMENT SERVICES -- 2.0%
  EVI, Inc., 5.00%, Series 144A.............................   10,000        467,292
                                                                         -----------
PUBLISHING -- 2.2%
  Readers Digest, $1.93.....................................   20,000        553,750
                                                                         -----------
RESTAURANTS -- 4.4%
  Apple South, Inc., $3.50, Series 144A.....................    8,500        474,938
  US Restaurants, 7.72%, Series A...........................   21,500        619,469
                                                                         -----------
                                                                           1,094,407
                                                                         -----------
TELECOMMUNICATIONS -- 1.9%
  Omnipoint Corp., 7.00%, 144A..............................   10,000        456,875
                                                                         -----------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $8,258,145)........               8,740,598
                                                                         -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

     THE RESERVE PRIVATE EQUITY SERIES--RESERVE CONVERTIBLE SECURITIES FUND


COMMON STOCKS -- 2.5%
---------------------
ENTERTAINMENT -- 0.7%
  Malibu Entertainment Worldwide, Inc.*...............................     62,900       165,112
                                                                                    -----------
MANAGED CARE -- 1.7%
  Phycor, Inc.,.......................................................     25,000       421,875
                                                                                    -----------
MISCELLANEOUS MANUFACTURING -- 0.1%
  Disc Graphics, Inc., Wts., Cl. A, 11/1/99*..........................     75,000        28,125
                                                                                    -----------
TOTAL COMMON STOCKS (Cost $1,127,079).................................                  615,112
                                                                                    -----------
SHORT-TERM INVESTMENTS -- 2.7%
------------------------------------------------------------
  Vista U. S. Government Money Market Fund (Cost $660,000)............    660,000       660,000
                                                                                    -----------
TOTAL INVESTMENTS (Cost $24,760,375)........................     99.8%               24,610,777
OTHER ASSETS, LESS LIABILITIES..............................       .2%                   47,805
                                                                ------              -----------
NET ASSETS..................................................    100.0%              $24,658,582
                                                              ========              ===========

------------
Value of investments are shown as a percentage of net assets.

* Non-income producing security.

For Federal income tax purposes the tax basis for investments owned at May 31, 1998, was $24,760,375; the aggregate gross unrealized appreciation was $920,495 and the aggregate unrealized gross unrealized depreciation was $1,070,093.

                       SEE NOTES TO FINANCIAL STATEMENTS.

     THE RESERVE PRIVATE EQUITY SERIES--RESERVE CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1998
ASSETS:
  Investments in securities, at value
    (cost $24,760,375)...................  $24,610,777
  Cash...................................       28,716
  Receivable for securities sold.........    1,295,793
  Dividend and interest receivable.......      223,132
                                           -----------
    Total Assets.........................   26,158,418
                                           -----------
LIABILITIES:
  Payable for securities purchased.......    1,477,869
  Payable for Fund shares redeemed.......           25
  Other payables and accrued expenses....       21,942
                                           -----------
    Total Liabilities....................    1,499,836
                                           -----------
NET ASSETS (NOTES 1 & 5):
  Net assets consisting of 2,341,706
    shares outstanding ($.001 par value,
    unlimited number of Shares of
    Beneficial Interest Authorized.).....  $24,658,582
                                           ===========
  Net asset value per share (offering and
    redemption price per share)..........  $     10.53
                                           ===========
COMPOSITION OF NET ASSETS:
  Capital Stock -- (par value)...........        2,342
  Paid in surplus........................   24,071,647
  Accumulated net realized gain on
    investments..........................      595,578
  Undistributed net investment income....      138,613
  Net unrealized depreciation on
    investments..........................     (149,598)
                                           -----------
NET ASSETS...............................  $24,658,582
                                           ===========

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 1998
INVESTMENT INCOME:
  Dividends..............................  $   508,102
  Interest...............................      740,035
                                           -----------
    Total Investment Income..............    1,248,137
                                           -----------
EXPENSES:
  Comprehensive fee (Note 3).............      339,097
  Distribution fee (Note 3)..............       56,545
                                           -----------
    Total Expenses.......................      395,642
                                           -----------
  Less expenses waived (Note 3)..........     (208,939)
                                           -----------
    Net expenses.........................      186,703
  Net Investment Income..................    1,061,434
                                           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain on investments.......    1,725,903
  Net change in unrealized appreciation
    on investments.......................   (1,520,425)
                                           -----------
  Net realized and unrealized gain on
    investments..........................      205,478
                                           -----------
  Net Increase in Net Assets Resulting
    from Operations......................  $ 1,266,912
                                           ===========

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED MAY 31, 1998 AND MAY 31, 1997

                                                                 1998          1997*
                                                              -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
  INVESTMENT OPERATIONS:
    Net investment income...................................  $ 1,061,434   $   560,728
    Net realized gain from investment transactions..........    1,725,903       225,074
    Net change in unrealized appreciation (depreciation) on
     investments............................................   (1,520,425)    1,370,827
                                                              -----------   -----------
    Net increase in net assets resulting from operations....    1,266,912     2,156,629
                                                              -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net realized gain on investments........................   (1,348,604)     (390,051)
    Net investment income...................................   (1,093,502)       (6,791)
                                                              -----------   -----------
    Total distributions to shareholders.....................   (2,442,106)     (396,842)
                                                              -----------   -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
    Net proceeds from sale of shares........................    3,876,464    20,601,861
    Reinvestment of distributions...........................    1,979,389       201,224
    Cost of shares redeemed.................................     (593,337)   (1,991,612)
                                                              -----------   -----------
    Net increase in net assets resulting from capital share
     transactions...........................................    5,262,516    18,811,473
                                                              -----------   -----------
    Net increase in net assets..............................    4,087,322    20,571,260
NET ASSETS:
    Beginning of year.......................................   20,571,260            --
                                                              -----------   -----------
    End of year (including undistributed net investment
     income of $138,613 and $170,681, respectively).........  $24,658,582   $20,571,260
                                                              ===========   ===========

* From September 3, 1996 (Commencement of Operations) to May 31, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS.

   THE RESERVE PRIVATE EQUITY SERIES--RESERVE INFORMED INVESTORS GROWTH FUND

                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 1998

                                                         VALUE
COMMON STOCKS -- 89.1%                       SHARES     (NOTE 1)
----------------------                       ------     --------
AEROSPACE AND DEFENSE -- 2.0%
  Gulfstream Aerospace Corp.*.......           2,000   $   85,000
                                                       ----------
AIRLINES AND AIR TRANSPORT -- 12.1%
  Airbourne Freight Corp............           3,500      130,375
  America West Holdings, Inc., Cl.
    B*..............................           4,400      124,575
  Southwest Airlines Company........           5,500      146,781
  US Airways Group, Inc.*...........           1,800      126,000
                                                       ----------
                                                          527,731
                                                       ----------
AUTOMOTIVE -- 2.9%
  Ford Motor Company................           2,400      124,500
                                                       ----------
COMPUTER GRAPHICS -- 0.7%
  Cadence Design Systems, Inc.*.....             900       31,725
                                                       ----------
COMPUTER SOFTWARE -- 20.2%
  America Online, Inc.*.............           2,600      216,613
  Citrix Systems, Inc.*.............           2,200      114,812
  Compuware Corp.,*.................           3,700      169,969
  HBO & Company.....................           2,200      126,981
  Siebel Systems, Inc.*.............           4,100       93,275
  Yahoo!, Inc.*.....................           1,400      153,300
                                                       ----------
                                                          874,950
                                                       ----------
COMPUTER PERIPHERAL EQUIPMENT -- 2.8%
  Lexmark International Group, Cl.
    A*..............................           2,200      122,100
                                                       ----------
ELECTRONICS -- 1.8%
  Sanmina Corp.*....................           1,000       77,875
                                                       ----------
FINANCIAL/BUSINESS SERVICES -- 12.8%
  Bear Stearns Companies, Inc. .....           2,200      119,350
  Capital One Financial Corp. ......           1,400      139,738
  Lehman Brothers Holdings, Inc. ...           2,400      170,250
  Paine Webber Group, Inc. .........           2,900      124,519
                                                       ----------
                                                          553,857
                                                       ----------
HOSPITAL -- 0.5%
  Health Management Assoc., Cl. A*               700       20,869
                                                       ----------
HOUSEHOLD FURNISHINGS & APPLIANCES -- 0.8%
  Ethan Allen Interiors, Inc. ......             700       35,219
                                                       ----------
INSURANCE -- .1%
  Travelers Group, Inc..............             100        6,100
                                                         VALUE
COMMON STOCKS (CONTINUED)                    SHARES     (NOTE 1)
-------------------------                    ------     --------
OIL AND GAS EQUIPMENT -- 3.9%
  BJ Services Co.*..................           1,800   $   58,838
  Coastal Corp. ....................             700       49,350
  Global Marine, Inc.*..............           2,800       62,475
                                                       ----------
                                                          170,663
                                                       ----------
PHARMACEUTICAL AND HOSPITAL SUPPLIES -- 3.1%
  Arterial Vascular Engineering*....           3,600      111,262
  Lincare Holdings, Inc.*...........             300       22,500
                                                       ----------
                                                          133,762
                                                       ----------
RETAIL SPECIALTY AND APPAREL -- 12.0%
  Amazon.Com, Inc.*.................           1,400      123,375
  Best Buy Company, Inc.*...........           3,800      123,975
  Office Depot, Inc.*...............           1,900       56,050
  TJX Companies, Inc. ..............           4,600      215,050
                                                       ----------
                                                          518,450
                                                       ----------
TELECOMMUNICATIONS -- 1.5%
  Worldcom, Inc.*...................           1,400       63,700
                                                       ----------
TELECOMMUNICATION EQUIPMENT -- 6.0%
  Lucent Technologies, Inc. ........           2,800      198,625
  Superior Telecom, Inc. ...........           1,600       63,400
                                                       ----------
                                                          262,025
                                                       ----------
TELEPHONE AND TELEGRAPH -- 5.9%
  AT&T Corp. .......................             800       48,700
  Tellabs, Inc.*....................           3,000      206,156
                                                       ----------
                                                          254,856
                                                       ----------
TOTAL COMMON STOCKS
  (Cost $3,858,561).................                    3,863,382
                                                       ----------
  SHORT-TERM INVESTMENTS -- 10.1%
------------------------------------
  Vista Treasury Plus Money Market
    Fund............................         217,000      217,000
  Vista U.S. Government Money Market
    Fund............................         220,000      220,000
                                                       ----------
TOTAL SHORT-TERM INVESTMENTS (Cost
  $437,000).........................                      437,000
                                                       ----------
TOTAL INVESTMENTS (Cost
  $4,295,561).......................           99.2%    4,300,382
OTHER ASSETS, LESS LIABILITIES......             .8%       33,909
                                              ------   ----------
NET ASSETS..........................          100.0%   $4,334,291
                                             =======   ==========

------------
Value of investments are shown as a percentage of net assets.

* Non-income producing security.

For Federal income tax purposes the tax basis for investments owned at May 31, 1998, was $4,295,561; the aggregate gross unrealized appreciation was $202,391 and the aggregate gross unrealized depreciation was $197,570.
                       SEE NOTES TO FINANCIAL STATEMENTS.

   THE RESERVE PRIVATE EQUITY SERIES--RESERVE INFORMED INVESTORS GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1998
ASSETS:
  Investments in securities, at value
    (cost $4,295,561).....................  $4,300,382
  Cash....................................      30,977
  Receivable for securities sold..........      78,732
  Receivable for Fund shares sold.........         147
  Dividend and interest receivable........       1,023
                                            ----------
    Total Assets..........................   4,411,261
                                            ----------
LIABILITIES:
  Payable for securities purchased........      58,037
  Payable for Fund shares redeemed........      11,717
  Other payables and accrued expenses.....       7,216
                                            ----------
    Total Liabilities.....................      76,970
                                            ----------
NET ASSETS (NOTES 1 & 5):
  Net assets consisting of 414,343 shares
    outstanding ($.001 par value,
    unlimited number of Shares of
    Beneficial Interest Authorized.)......  $4,334,291
                                            ==========
  Net asset value per share (offering and
    redemption price per share)...........  $    10.46
                                            ==========
COMPOSITION OF NET ASSETS:
  Capital Stock -- (par value)............         414
  Paid in surplus.........................   3,813,231
  Accumulated net realized gain on
    investments...........................     515,825
  Net unrealized appreciation on
    investments...........................       4,821
                                            ----------
NET ASSETS................................  $4,334,291
                                            ==========

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 1998
INVESTMENT INCOME:
  Dividends...............................  $   32,194
  Interest................................      17,247
                                            ----------
    Total Investment Income...............      49,441
                                            ----------
EXPENSES:
  Comprehensive fee (Note 3)..............      87,976
  Distribution fee (Note 3)...............      14,699
                                            ----------
    Total Expenses........................     102,675
                                            ----------
NET INVESTMENT INCOME (LOSS)..............     (53,234)
                                            ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain on investments........   1,534,443
  Net change in unrealized appreciation on
    investments...........................    (460,178)
                                            ----------
  Net realized and unrealized gain on
    investments...........................   1,074,265
                                            ----------
  Net Increase in Net Assets Resulting
    from Operations.......................  $1,021,031
                                            ==========

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED MAY 31, 1998 AND MAY 31, 1997

                                                                  1998           1997
                                                              ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM:
  INVESTMENT OPERATIONS:
    Net investment loss.....................................  $   (53,234)   $   (31,610)
    Net realized gain from investment transactions..........    1,534,443      1,253,328
    Net change in unrealized appreciation (depreciation) on
     investments............................................     (460,178)    (1,975,139)
                                                              -----------    -----------
    Net increase (decrease) in net assets resulting from
     operations.............................................    1,021,031       (753,421)
                                                              -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net realized gain on investments........................   (1,379,149)      (525,939)
                                                              -----------    -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
    Net proceeds from sale of shares........................      928,647      1,400,871
    Reinvestment of distributions...........................    1,007,930        395,531
    Cost of shares redeemed.................................   (2,734,101)    (1,435,172)
                                                              -----------    -----------
    Net (decrease) increase in net assets resulting from
     capital share transactions.............................     (797,524)       361,230
                                                              -----------    -----------
    Net decrease in net assets..............................   (1,155,642)      (918,130)
NET ASSETS:
    Beginning of year.......................................    5,489,933      6,408,063
                                                              -----------    -----------
    End of year.............................................  $ 4,334,291    $ 5,489,933
                                                              ===========    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

      THE RESERVE PRIVATE EQUITY SERIES--RESERVE INTERNATIONAL EQUITY FUND
                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 1998

                                            VALUE
   COMMON STOCKS -- 85.6%      SHARES     (NOTE 1)
   ----------------------      ------     --------
AUSTRALIA -- .5%
  Brambles Industries,
    Ltd. ....................    2,900   $    58,500
                                         -----------
DENMARK -- 1.8%
  Novo Nordisk AS - Series
    B*.......................    1,500       235,898
                                         -----------
FINLAND -- 4.2%
  Nokia Oyj Series A.........    2,900       190,737
  TT Tieto Oy;...............    1,700       353,912
                                         -----------
                                             544,649
                                         -----------
FRANCE -- 15.0%
  Altran Technologie*........      420        85,919
  AXA-UAP....................    4,300       489,011
  Banque Nationale De
    Paris....................      700        59,734
  Cap Gemini.................    1,000       149,126
  Cerg Finance, FA...........      660        83,765
  Havas Advertising..........      800       168,999
  Le Carbone-Lorraine........      400       182,359
 Pinault-Printemps-Redoute...      425       349,542
  Societe Industrielle.......      300        69,286
  Societe Generale...........      830       164,248
  Sodexho Alliance...........      700       128,586
                                         -----------
                                           1,930,575
                                         -----------
GERMANY -- 3.7%
  Adidas Salomon AG..........    1,100       193,988
  Deutsche Pfandbrief Bank...    1,700       135,909
  Metro AG...................    2,400       152,771
                                         -----------
                                             482,668
                                         -----------
HONG KONG -- .3%
  Hang Seng Bank Ltd. .......    5,000        37,268
  Hong Kong & China Gas
    Co. .....................    3,049         3,995
  Sun Hai Kai Properties.....      169           654
                                         -----------
                                              41,917
                                         -----------
ITALY -- 7.2%
  Bulgari SpA................   10,200        60,175
  Credito Italiano SpA.......   59,000       329,465
  Telecom Italia Mobile
    SpA......................   52,000       306,774
  Telecom Italia SpA.........   30,500       228,401
                                         -----------
                                             924,815
                                         -----------

                                            VALUE
  COMMON STOCKS (CONTINUED)    SHARES     (NOTE 1)
  -------------------------    ------     --------
JAPAN -- 1.2%
  Itoen, Ltd. ...............    1,700   $    52,402
  Sumitomo Marine & Fire.....    7,000        38,819
  Terumo Corporation.........    4,000        60,354
                                         -----------
                                             151,575
                                         -----------
MEXICO -- .8%
  Corp. Interamericana DE,
    Series B*................   32,300       108,705
                                         -----------
NETHERLANDS -- 7.4%
  Aegon NV...................    3,700       295,853
  Heineken NV................    5,156       174,129
  ING Group NV...............    2,250       154,321
  Koninklijke Ahold NV.......    2,102        66,291
  Koninklijke Numico NV .....    1,830        64,257
  Ordina Beheer NV...........    2,100        68,448
  VNU-Verenigde NV...........    1,950        66,824
  Wolters Kluwer NV..........      472        66,223
                                         -----------
                                             956,346
                                         -----------
NORWAY -- 5.2%
  Merkantidata...............   42,500       591,451
  Tomra Systems ASA..........    2,300        71,179
                                         -----------
                                             662,630
                                         -----------
PORTUGAL -- .5%
  Banco Commercial
    Portugues................    1,916        63,346
                                         -----------
SPAIN -- 10.8%
  Banco Bilbao Vizcaya, SA...    8,000       401,345
  Banco Santander, SA........    6,500       326,950
  Campofrio Alimentacion.....    2,800       235,348
  Telefonica, SA.............    2,800       124,965
  Tele Pizza, SA*............   28,000       281,495
                                         -----------
                                           1,370,103
                                         -----------
SWEDEN -- 3.3%
  Netcom Systems AB - Series
    B*.......................    5,100       194,830
  Ericsson
    Telefonaktiebolaget,
    Series B.................    8,000       227,684
                                         -----------
                                             422,514
                                         -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

      THE RESERVE PRIVATE EQUITY SERIES--RESERVE INTERNATIONAL EQUITY FUND

                                            VALUE
  COMMON STOCKS (CONTINUED)    SHARES     (NOTE 1)
  -------------------------    ------     --------
SWITZERLAND -- 9.5%
  Nestle SA..................      100   $   213,886
  Novartis AG................      190       321,213
  Union Bank Of
    Switzerland..............       80       134,277
  Schweizerische Rueck Ges...       50       115,032
  Zurich Versicherung........      700       436,468
                                         -----------
                                           1,220,876
                                         -----------
THAILAND -- .0%
  Central Pattana Public Co.,
    Ltd.*....................   10,000         2,740
                                         -----------
UNITED KINGDOM -- 12.3%
  Barclays plc...............    2,441        65,047
  Capita Group plc...........    8,100        71,758
  Compass Group plc..........    7,300       148,915
  HSBC Holdings plc..........       82         1,990
  Lloyds TSB Group plc.......    4,500        65,305
  Logica plc.................    4,100       120,906
  Misys plc..................    6,984       417,968
  Rentokil Initial plc.......   18,300       126,415
  St. James Place Capital....   26,500       148,295
  Serco Group plc............   13,800       294,042
  Smithkline Beecham plc.....    5,800        63,684
  Standard Chartered plc.....    4,781        59,944
                                         -----------
                                           1,584,269
                                         -----------

                                            VALUE
  COMMON STOCKS (CONTINUED)    SHARES     (NOTE 1)
  -------------------------    ------     --------
UNITED STATES -- 1.9%
  Portugal Telecomm SA,
    ADR......................    3,000   $   159,000
  Telecom de Argentina SA,
    ADR......................    2,800        86,800
                                         -----------
                                             245,800
                                         -----------
TOTAL COMMON STOCKS (Cost
  $8,186,942)................             11,007,926
                                         -----------
PREFERRED STOCKS -- 5.4%
-----------------------------
  GERMANY -- 5.4%
  Porsche AG Pfd.............       70       192,028
  Systeme, Anwendungen,
    Produkte AG Pfd..........      900       498,824
                                         -----------
TOTAL PREFERRED STOCKS
  (Cost $522,820)............                690,852
                                         -----------
WARRANTS -- .0%
-----------------------------
FRANCE -- .0%
  Havas Advertising*,
    5/14/2001................      500         1,336
HONG KONG -- .0%
  Hong Kong & China Gas Co.,*
    9/30/1999................    1,524           107
                                         -----------
TOTAL WARRANTS
  (Cost $0)..................                  1,443
                                         -----------
SHORT-TERM INVESTMENT -- 5.6%
-----------------------------
  Vista U.S. Government Money
    Market Fund (Cost
    $710,000)................  710,000       710,000
                                         -----------
TOTAL INVESTMENTS (Cost
  $9,419,762)................    96.6%    12,410,221
OTHER ASSETS, LESS
  LIABILITIES................     3.4%       441,003
                                ------   -----------
NET ASSETS...................   100.0%   $12,851,224
                               =======   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

      THE RESERVE PRIVATE EQUITY SERIES--RESERVE INTERNATIONAL EQUITY FUND

                              INDUSTRY COMPOSITION

                 INDUSTRY                    PERCENT
                 --------                    -------
Advertising................................     1.3%
Auto/Truck Manufacturers...................     1.5
Beverages..................................     1.9
Bio-Tech & Medical Devices.................      .5
Cellular Telephone.........................     4.2
Commercial Banks...........................     9.1
Computer Peripheral........................     5.3
Computer Software..........................    12.0
Consumer Products..........................      .5
Consumer Service...........................     3.8
Diversified Operations.....................      .5
Drugs & Health Care........................     4.8
Electrical Equipment.......................     1.4
Entertainment & Leisure....................      .8
Financial Services.........................     8.4

                 INDUSTRY                    PERCENT
                 --------                    -------
Food Processing............................     4.5%
Insurance Companies........................     4.6
Lodging & Restaurants......................     1.2
Money Center Banks.........................     5.1
Pollution Control..........................     1.5
Publishing.................................     1.0
Real Estate Investment.....................      .6
Retailing..................................     6.1
Service Companies..........................     1.2
Telecommunications.........................     6.9
Telephone Utilities........................      .7
Textiles & Footwear........................     1.6
                                              -----
                                               91.0
Short-Term Investments.....................     5.6
Other Assets, Less Liabilities.............     3.4
                                              -----
PERCENT OF NET ASSETS......................   100.0%
                                              =====

------------
Value of investments are shown as a percentage of net assets.

For Federal income tax purposes the tax basis for investments owned at May 31, 1998, was $9,419,762, the aggregate gross unrealized appreciation was $3,356,354 and the aggregate gross unrealized depreciation was $365,895.
*Non-income producing
ADR - American Depository Receipt
                       SEE NOTES TO FINANCIAL STATEMENTS.

      THE RESERVE PRIVATE EQUITY SERIES--RESERVE INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1998
ASSETS:
  Investments in securities, at value
    (cost $9,419,762)....................  $12,410,221
  Cash...................................      138,923
  Receivable for securities sold.........      699,788
  Receivable for Fund shares sold........        1,025
  Dividend and interest receivable.......       35,913
                                           -----------
    Total Assets.........................   13,285,870
                                           -----------
LIABILITIES:
  Payable for securities purchased.......      407,190
  Payable for Fund shares redeemed.......        5,885
  Other payables and accrued expenses....       21,571
                                           -----------
    Total Liabilities....................      434,646
                                           -----------
NET ASSETS (NOTES 1 & 5):
  Net assets consisting of 971,753 shares
    outstanding ($.001 par value,
    unlimited number of Shares of
    Beneficial Interest Authorized.).....  $12,851,224
                                           ===========
  Net asset value per share (offering and
    redemption price per share)..........  $     13.22
                                           ===========
COMPOSITION OF NET ASSETS:
  Capital Stock -- (par value)...........          972
  Paid in surplus........................   11,192,866
  Accumulated net realized loss on
    investments and foreign currency
    transactions.........................   (1,320,867)
  Accumulated net investment loss........      (12,206)
  Net unrealized appreciation on
    investments and foreign currency
    transactions.........................    2,990,459
                                           -----------
NET ASSETS...............................  $12,851,224
                                           ===========

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 1998
INVESTMENT INCOME:
  Dividends..............................  $   139,263*
  Interest...............................       41,847
                                           -----------
    Total Investment Income..............      181,110
                                           -----------
EXPENSES:
  Comprehensive fee (Note 3).............      196,873
  Distribution fee (Note 3)..............       28,180
                                           -----------
    Total Expenses.......................      225,053
                                           -----------
  Net Investment Loss....................      (43,943)
                                           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
  Net realized loss on investments.......     (975,769)
  Net realized loss from foreign currency
    transactions.........................       (1,308)
  Net change in unrealized appreciation
    on investments.......................    1,271,564
  Net change in unrealized depreciation
    on foreign currency transactions.....          (63)
                                           -----------
  Net realized and unrealized gain on
    investments and foreign currency
    transactions.........................      294,424
                                           -----------
  Net Increase in Net Assets Resulting
    from Operations......................  $   250,481
                                           ===========

* Dividends are net of foreign tax withholdings of $21,966.

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED MAY 31, 1998 AND MAY 31, 1997

                                                                 1998           1997
                                                              -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
  INVESTMENT OPERATIONS:
    Net investment loss.....................................  $   (43,943)   $   (68,848)
    Net realized loss from investment transactions..........     (975,769)      (273,130)
    Net realized loss from foreign currency transactions....       (1,308)            --
    Net change in unrealized appreciation on investments....    1,271,564      1,387,936
    Net change in unrealized depreciation from foreign
     currency transactions..................................          (63)            --
                                                              -----------    -----------
    Net increase in net assets resulting from operations....      250,481      1,045,958
                                                              -----------    -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
    Net proceeds from sale of shares........................    3,581,943      8,057,063
    Cost of shares redeemed.................................   (3,110,454)      (558,291)
                                                              -----------    -----------
    Net increase in net assets resulting from capital share
     transactions...........................................      471,489      7,498,772
                                                              -----------    -----------
    Net increase in net assets..............................      721,970      8,544,730
NET ASSETS:
    Beginning of year.......................................   12,129,254      3,584,524
                                                              -----------    -----------
    End of year.............................................  $12,851,224    $12,129,254
                                                              ===========    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

        THE RESERVE PRIVATE EQUITY SERIES--RESERVE LARGE-CAP VALUE FUND

                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 1998

                                            VALUE
    COMMON STOCKS -- 98.5%      SHARES     (NOTE 1)
    ----------------------      ------     --------
BANKS -- 3.2%
  Wells Fargo & Company.......     600    $  216,900
                                          ----------
BEVERAGES -- 7.9%
  Coca-Cola Company...........   4,200       329,175
  Pepsico, Inc. ..............   5,000       204,063
                                          ----------
                                             533,238
                                          ----------
COMPUTER SOFTWARE -- 3.7%
  Microsoft Corp.*............   3,000       254,437
                                          ----------
COMPUTERS -- 2.7%
  Hewlett-Packard Company.....   3,000       186,375
                                          ----------
CONSUMER PRODUCTS -- 8.6%
  Clorox Company..............   3,500       292,250
  Gillette Company............   2,500       292,812
                                          ----------
                                             585,062
                                          ----------
DRUGS -- 8.3%
  Abbott Laboratories.........   3,500       259,656
  Merck & Co..................   2,600       304,362
                                          ----------
                                             564,018
                                          ----------
FINANCIAL/BUSINESS SERVICES -- 7.5%
  American Express Co.........   3,000       307,875
  Charles Schwab Corp. .......   6,000       198,000
                                          ----------
                                             505,875
                                          ----------
FOOD -- 14.3%
  Campbell Soup Company.......   3,500       190,750
  Hershey Foods Corp..........   4,500       311,625
  Quaker Oats Company.........   4,000       230,750
  Wrigley (Wm.) Jr. Company...   2,500       240,625
                                          ----------
                                             973,750
                                          ----------
MEDICAL PRODUCTS -- 14.8%
  Becton Dickinson & Co. .....   3,000       212,250
  Bristol-Myers Squibb Co.....   2,100       225,750
  Johnson & Johnson...........   4,400       303,875
  Pfizer, Inc. ...............   2,500       262,031
                                          ----------
                                           1,003,906
                                          ----------

                                            VALUE
  COMMON STOCKS (CONTINUED)     SHARES     (NOTE 1)
  -------------------------     ------     --------
MISCELLANEOUS MANUFACTURING -- 4.5%
  Minnesota Mining &
    Manufacturing.............   3,300    $  305,663
                                          ----------
PHOTOGRAPHY -- 3.2%
  Eastman Kodak Company.......   3,000       214,125
                                          ----------
PUBLISHING -- 4.8%
  Gannett Company, Inc. ......   2,800       184,625
  New York Times Company......   2,000       141,000
                                          ----------
                                             325,625
                                          ----------
RESTAURANTS -- 8.1%
  McDonald's Corp. ...........   6,000       393,750
  Tricon Global Restaurants,
    Inc.*.....................   5,000       155,313
                                          ----------
                                             549,063
                                          ----------
RETAIL -- 3.7%
  Nike, Inc. .................   5,500       253,000
                                          ----------
SEMICONDUCTOR -- 3.2%
  Intel Corp. ................   3,000       214,313
                                          ----------
TOTAL COMMON STOCKS
  (Cost $5,123,202)...........             6,685,350
                                          ----------
SHORT-TERM INVESTMENTS -- 1.0%
----------------------------------------------------
  Vista U.S. Government Money
    Market Fund (Cost
    $65,000)..................  65,000        65,000
                                          ----------
TOTAL INVESTMENTS (Cost
  $5,188,202).................   99.5%     6,750,350
OTHER ASSETS, LESS
  LIABILITIES.................     .5%        35,665
                                ------    ----------
NET ASSETS....................  100.0%    $6,786,015
                                ======    ==========

------------
Value of investments are shown as a percentage of net assets.

* Non-income producing security.

For Federal income tax purposes the tax basis for investments owned at May 31, 1998, was $5,188,202; the aggregate gross unrealized appreciation was $1,653,359 and the aggregate gross unrealized depreciation was $91,211.
                       SEE NOTES TO FINANCIAL STATEMENTS.

        THE RESERVE PRIVATE EQUITY SERIES--RESERVE LARGE-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1998
ASSETS:
  Investments in securities, at value
    (cost $5,188,202).....................  $6,750,350
  Cash....................................      39,983
  Dividends and interest receivable.......       6,968
                                            ----------
    Total Assets..........................   6,797,301
                                            ----------
LIABILITIES:
  Payable for Fund shares redeemed........         838
  Other payables and accrued expenses.....      10,448
                                            ----------
    Total Liabilities.....................      11,286
                                            ----------
NET ASSETS (NOTES 1 & 5):
  Net assets consisting of 373,675 shares
    outstanding ($.001 par value,
    unlimited number of Shares of
    Beneficial Interest Authorized.)......  $6,786,015
                                            ==========
  Net asset value per share (offering and
    redemption price per share)...........  $    18.16
                                            ==========
COMPOSITION OF NET ASSETS:
  Capital Stock -- (par value)............         374
  Paid in surplus.........................   4,994,615
  Accumulated net realized gain on
    investments and foreign currency
    transactions..........................     228,878
  Net unrealized appreciation on
    investments...........................   1,562,148
                                            ----------
NET ASSETS................................  $6,786,015
                                            ==========
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 1998
INVESTMENT INCOME:
  Dividends...............................  $   55,700
  Interest................................      13,485
                                            ----------
    Total Investment Income...............      69,185
                                            ----------
EXPENSES:
  Comprehensive fee (Note 3)..............      74,612
  Distribution fee (Note 3)...............      12,653
                                            ----------
    Total Expenses........................      87,265
                                            ----------
  Net Investment Loss.....................     (18,080)
                                            ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain on investments........     333,591
  Net change in unrealized appreciation on
    investments...........................     805,172
                                            ----------
  Net realized and unrealized gain on
    investments...........................   1,138,763
                                            ----------
  Net Increase in Net Assets Resulting
    from Operations.......................  $1,120,683
                                            ==========

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED MAY 31, 1998 AND MAY 31, 1997

                                                                 1998          1997
                                                              -----------   ----------
INCREASE (DECREASE) IN NET ASSETS FROM:
  INVESTMENT OPERATIONS:
    Net investment loss.....................................  $   (18,080)  $   (7,402)
    Net realized gain from investment transactions..........      333,591       21,379
    Net change in unrealized appreciation on investments....      805,172      686,853
                                                              -----------   ----------
    Net increase in net assets resulting from operations....    1,120,683      700,830
                                                              -----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net realized gain on investments........................     (111,520)          --
                                                              -----------   ----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
    Net proceeds from sale of shares........................    3,717,183    1,345,107
    Reinvestment of distributions...........................      110,918           --
    Cost of shares redeemed.................................   (1,161,229)    (167,017)
                                                              -----------   ----------
    Net increase in net assets resulting from capital share
     transactions...........................................    2,666,872    1,178,090
                                                              -----------   ----------
    Net increase in net assets..............................    3,676,035    1,878,920
NET ASSETS:
    Beginning of year.......................................    3,109,980    1,231,060
                                                              -----------   ----------
    End of year.............................................  $ 6,786,015   $3,109,980
                                                              ===========   ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

         THE RESERVE PRIVATE EQUITY SERIES--RESERVE MID-CAP GROWTH FUND

                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 1998

                                                     VALUE
    COMMON STOCKS -- 95.8%               SHARES     (NOTE 1)
    ----------------------               ------     --------
ADVERTISING -- 3.8%
  Ha-Lo Industries, Inc.*.....             4,100   $  126,844
                                                   ----------
AUTO--TRUCK PARTS -- 4.6%
  Gentex Corp.*...............             4,200      153,825
                                                   ----------
BANKS -- 3.1%
  Hibernia Corp., Class A.....             5,000      105,000
                                                   ----------
BUILDING PRODUCTS -- 3.0%
  Watsco, Inc. ...............             3,500      102,813
                                                   ----------
COMMUNICATIONS -- 3.7%
  Scientific-Atlanta, Inc.....             5,700      125,756
                                                   ----------
COMPUTERS & COMPUTER SOFTWARE -- 14.4%
  Computer Management
    Sciences, Inc.*...........             5,300      125,875
  Harbinger Corp.*............             4,800      111,750
  Hyperion Software Corp.*....             3,500      113,094
  Ingram Micro, Inc.*.........             3,100      136,594
                                                   ----------
                                                      487,313
                                                   ----------
COMPUTER--PERIPHERAL EQUIPMENT -- 3.5%
  American Power Conversion
    Corp.* ...................             4,000      120,000
                                                   ----------
ELECTRONICS -- 7.3%
  Coltec Industries, Inc.*....             4,600      102,637
  Pentair Industries, Inc. ...             3,300      144,788
                                                   ----------
                                                      247,425
                                                   ----------
INSTRUMENTS--SCIENTIFIC -- 4.3%
  Waters Corp.*...............             2,500      145,625
                                                   ----------
INSURANCE -- 4.5%
  Protective Life Corp. ......             4,200      151,200
                                                   ----------
LEISURE & ENTERTAINMENT -- 3.3%
  Action Performance Cos.,
    Inc.*.....................             4,000      111,250
                                                   ----------
OFFSHORE DRILLING -- 2.3%
  Pride International,
    Inc.* ....................             3,500       78,531
                                                   ----------

                                            VALUE
  COMMON STOCKS (CONTINUED)     SHARES     (NOTE 1)
  -------------------------     ------     --------
POLLUTION CONTROL -- 3.9%
  Newpark Resources, Inc.*....    7,280   $  132,405
                                          ----------
RESTAURANTS -- 4.2%
  Cracker Barrel Old Country
    Stores, Inc...............    4,400      141,900
                                          ----------
RETAIL -- 18.0%
  Autozone, Inc.*.............    5,000      166,251
  Fingerhut Companies, Inc....    5,000      146,563
  Pier 1 Imports, Inc. .......    5,850      140,765
  Stein Mart, Inc.*...........    9,800      154,350
                                          ----------
                                             607,929
                                          ----------
SEMICONDUCTORS -- 2.5%
  Maxim Integrated Products,
    Inc.*.....................    2,500       83,437
                                          ----------
TELECOMMUNICATIONS -- 4.8%
  Pacific Gateway Exchange,
    Inc.*.....................    2,600      110,825
  Worldcom, Inc.* ............    1,100       50,050
                                          ----------
                                             160,875
                                          ----------
TRANSPORTATION -- 4.6%
  Swift Transportation Co.,
    Inc.*.....................    7,050      156,862
                                          ----------
TOTAL COMMON STOCKS (Cost
  $2,584,090).................             3,238,990
                                          ----------
SHORT-TERM INVESTMENTS -- 6.5%
------------------------------
  Vista U. S. Government Money
    Market Fund (Cost
    $220,000).................  220,000      220,000
                                          ----------
TOTAL INVESTMENTS (Cost
  $2,804,090).................   102.3%    3,458,990
LIABILITIES, LESS OTHER
  ASSETS......................    (2.3%)     (78,431)
                                 ------   ----------
NET ASSETS....................   100.0%   $3,380,559
                                =======   ==========

------------
Value of investments are shown as a percentage of net assets.

* Non-income producing security.

For Federal income tax purposes the tax basis for investments owned at May 31, 1998, was $2,804,090; the aggregate gross unrealized appreciation was $692,754 and the aggregate gross unrealized depreciation was $37,854.
                       SEE NOTES TO FINANCIAL STATEMENTS.

         THE RESERVE PRIVATE EQUITY SERIES--RESERVE MID-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1998
ASSETS:
  Investments in securities, at value
    (cost $2,804,090).....................  $3,458,990
  Dividend and interest receivable........         727
                                            ----------
    Total Assets..........................   3,459,717
                                            ----------
LIABILITIES:
  Payable for securities purchased........      49,775
  Cash overdraft..........................       6,797
  Payable for Fund shares redeemed........      12,821
  Other payables and accrued expenses.....       9,765
                                            ----------
    Total Liabilities.....................      79,158
                                            ----------
NET ASSETS (NOTES 1 & 5):
  Net assets consisting of 260,473 shares
    outstanding ($.001 par value,
    unlimited number of Shares of
    Beneficial Interest Authorized.)......  $3,380,559
                                            ==========
  Net asset value per share (offering and
    redemption price per share)...........  $    12.98
                                            ==========
COMPOSITION OF NET ASSETS:
  Capital Stock -- (par value)............         263
  Paid in surplus.........................   2,622,187
  Accumulated net realized gain on
    investments and foreign currency
    transactions..........................     103,209
  Net unrealized appreciation on
    investments...........................     654,900
                                            ----------
NET ASSETS................................  $3,380,559
                                            ==========

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 1998
INVESTMENT INCOME:
  Dividends...............................  $   16,884
  Interest................................      12,962
                                            ----------
    Total Investment Income...............      29,846
                                            ----------
EXPENSES:
  Comprehensive fee (Note 3)..............      68,619
  Distribution fee (Note 3)...............      16,819
                                            ----------
    Total Expenses........................      85,438
                                            ----------
  Net Investment Loss.....................     (55,592)
                                            ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain on investments........     550,984
  Net change in unrealized appreciation on
    investments...........................      15,787
                                            ----------
  Net realized and unrealized gain on
    investments...........................     566,771
                                            ----------
  Net Increase in Net Assets Resulting
    from Operations.......................  $  511,179
                                            ==========

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED MAY 31, 1998 AND MAY 31, 1997

                                                                  1998            1997
                                                              -------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM:
  INVESTMENT OPERATIONS:
    Net investment loss.....................................   $   (55,592)    $   (57,359)
    Net realized gain from investment transactions..........       550,984         144,746
    Net change in unrealized appreciation on investments....        15,787         185,442
                                                               -----------     -----------
    Net increase in net assets resulting from operations....       511,179         272,829
                                                               -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net realized gain on investments........................      (485,972)             --
                                                               -----------     -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
    Net proceeds from sale of shares........................     1,341,995       3,118,364
    Reinvestment of distributions...........................       480,743              --
    Cost of shares redeemed.................................    (2,469,521)     (1,928,613)
                                                               -----------     -----------
    Net increase (decrease) in net assets resulting from
     capital share transactions.............................      (646,783)      1,189,751
                                                               -----------     -----------
    Net increase (decrease) in net assets...................      (621,576)      1,462,580
NET ASSETS:
    Beginning of year.......................................     4,002,135       2,539,555
                                                               -----------     -----------
    End of year.............................................   $ 3,380,559     $ 4,002,135
                                                               ===========     ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

            THE RESERVE PRIVATE EQUITY SERIES--SMALL-CAP GROWTH FUND

                SCHEDULE OF PORTFOLIO INVESTMENTS--MAY 31, 1998

                                                  VALUE
       COMMON STOCKS -- 97.8%         SHARES     (NOTE 1)
       ----------------------         ------     --------
BIO-TECHNOLOGY -- 2.4%
  Genzyme Corp.*....................    4,800   $  131,400
                                                ----------
COMMERCIAL SERVICES -- 7.5%
  Concentra Managed Care, Inc.*.....    4,465      104,369
  International Telecomm Data
    Systems, Inc.*..................    6,750      166,219
  Memberworks, Inc.*................    5,200      141,700
                                                ----------
                                                   412,288
                                                ----------
COMMUNICATION EQUIPMENT -- 2.8%
  ECI Telecommunications Ltd. ......    4,800      154,200
                                                ----------
COMMUNICATION NETWORK -- 4.4%
  ICG Communications, Inc.*.........    4,500      136,125
  PairGain Technologies, Inc.*......    6,900      107,813
                                                ----------
                                                   243,938
                                                ----------
COMPUTER--NETWORKING -- 7.9%
  Ascend Communications, Inc.*......    5,100      220,256
  CNET, Inc.*.......................    2,200       79,750
  Legato Systems, Inc.*.............    4,800      137,400
                                                ----------
                                                   437,406
                                                ----------
COMPUTER PERIPHERAL EQUIPMENT -- 1.9%
  Dialogic Corp.*...................    3,200      105,600
                                                ----------
COMPUTER SERVICES -- 4.1%
  HNC Software, Inc.*...............    4,500      155,531
  Remedy Corp.*.....................    4,500       72,703
                                                ----------
                                                   228,234
                                                ----------
COMPUTER SOFTWARE -- 14.1%
  Activision, Inc.*.................   14,900      149,931
  Business Objects S.A. ADR*........    9,700      163,991
  Citrix Systems, Inc.*.............    1,500       78,281
  Dendrite International, Inc.*.....    7,000      215,250
  Electronic Arts, Inc.*............      700       30,450
  Excite, Inc.*.....................    1,000       54,375
  Sapient Corp.*....................    2,000       89,500
                                                ----------
                                                   781,778
                                                ----------
DRUGS AND HEALTH CARE -- 4.4%
  Centocor, Inc.*...................    3,200      124,800
  National Dentex Corp.*............    5,000      118,750
                                                ----------
                                                   243,550
                                                ----------
ELECTRONIC COMPONENTS -- 1.1%
  AVX Corp..........................    3,300       62,288
                                                ----------
ENERGY -- 2.3%
  Cross Timbers Oil Company.........    7,500      129,844
                                                ----------

                                                  VALUE
     COMMON STOCKS (CONTINUED)        SHARES     (NOTE 1)
     -------------------------        ------     --------
FIBER OPTICS -- 1.5%
  Harmonic Lightwaves, Inc.*........    4,800   $   83,400
                                                ----------
OFFICE BUSINESS EQUIPMENT -- 3.1%
  HBO & Company.....................    3,000      173,156
                                                ----------
OFFSHORE DRILLING -- 2.7%
  Newfield Exploration Co.*.........    3,000       67,125
  Parker Drilling Company*..........   10,000       84,375
                                                ----------
                                                   151,500
                                                ----------
OIL WELL SERVICES -- 1.4%
  Dawson Production Services,
    Inc.*...........................    7,000       77,875
                                                ----------
OPTICAL INSTRUMENTS & LENSES -- 1.2%
  KLA-Tencor Corp.*.................    2,000       67,750
                                                ----------
RETAILS -- 12.3%
  Borders Group, Inc.*..............    5,000      155,000
  Corporate Express, Inc.*..........   17,400      201,731
  Staples, Inc.*....................    6,487      162,986
  Williams-Sonoma, Inc.*............    5,800      160,225
                                                ----------
                                                   679,942
                                                ----------
SEMICONDUCTOR & RELATED SERVICES -- 11.0%
  Applied Micro Circuits Corp.*.....    5,500      123,750
  ETEC Systems, Inc.*...............    2,700       98,719
  Level One Communications*.........    6,750      180,141
  Transwitch Corp.*.................   15,000      206,250
                                                ----------
                                                   608,860
                                                ----------
TELECOMMUNICATIONS & EQUIPMENT -- 6.2%
  MDSI Mobile Data Solutions*.......    6,100       90,737
  Newbridge Networks Corp.*.........    3,200       90,800
  P-COM, Inc.*......................    7,400      111,000
  Startec Global Communications*....    3,100       50,763
                                                ----------
                                                   343,300
                                                ----------
MISCELLANEOUS -- 5.5%
  Central Garden & Pet Corp.*.......    4,500      133,031
  On Assignment, Inc.*..............    5,000      168,750
                                                ----------
                                                   301,781
                                                ----------
TOTAL COMMON STOCKS (Cost
  $4,298,137).......................             5,418,090
                                                ----------
Vista U.S. Government Money Market
  Fund (Cost $100,000)..............  100,000      100,000
                                                ----------
TOTAL INVESTMENTS (Cost
  $4,398,137).......................    99.6%    5,518,090
OTHER ASSETS, LESS LIABILITIES......      .4%       23,012
                                       ------   ----------
NET ASSETS..........................   100.0%   $5,541,102
                                      =======   ==========

------------
Value of investments are shown as a percentage of net assets.

* Non-income producing security.

ADR--American Depository Receipt.

For Federal income tax purposes the tax basis for investments owned at May 31, 1998, was $4,398,137; the aggregate gross unrealized appreciation was $1,526,708 and the aggregate gross unrealized depreciation was $406,755.
                       SEE NOTES TO FINANCIAL STATEMENTS.

        THE RESERVE PRIVATE EQUITY SERIES--RESERVE SMALL-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1998
ASSETS:
  Investments in securities, at value
    (cost $4,398,137).....................  $5,518,090
  Cash....................................      51,355
  Dividend and interest receivable........         240
                                            ----------
    Total Assets..........................   5,569,685
                                            ----------
LIABILITIES:
  Payable for Fund share repurchased......      19,779
  Other payables and accrued expenses.....       8,804
                                            ----------
    Total Liabilities.....................      28,583
                                            ----------
NET ASSETS (NOTES 1 & 5):
  Net assets consisting of 332,582 shares
    outstanding ($.001 par value,
    unlimited number of Shares of
    Beneficial Interest Authorized.)......  $5,541,102
                                            ==========
  Net asset value per share (offering and
    redemption price per share)...........  $    16.66
                                            ==========
COMPOSITION OF NET ASSETS:
  Capital Stock -- (par value)............         333
  Paid in surplus.........................   4,576,820
  Accumulated net realized loss on
    investments...........................    (156,004)
  Net unrealized appreciation on
    investments...........................   1,119,953
                                            ----------
NET ASSETS................................  $5,541,102
                                            ==========

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 1998
INVESTMENT INCOME:
  Dividends...............................  $    3,291
  Interest................................       3,972
                                            ----------
    Total Investment Income...............       7,263
                                            ----------
EXPENSES:
  Comprehensive fee (Note 3)..............      93,651
  Distribution fee (Note 3)...............      16,216
                                            ----------
    Total Expenses........................     109,867
                                            ----------
  Net Investment Loss.....................    (102,604)
                                            ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net realized gain on investments........     431,594
  Net change in unrealized appreciation on
    investments...........................     143,667
                                            ----------
  Net realized and unrealized gain on
    investments...........................     575,261
                                            ----------
  Net Increase in Net Assets Resulting
    from Operations.......................  $  472,657
                                            ==========

                       STATEMENT OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED MAY 31, 1998 AND MAY 31, 1997

                                                                 1998          1997
                                                              -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
  INVESTMENT OPERATIONS:
    Net investment loss.....................................  $  (102,604)  $  (112,165)
    Net realized gain (loss) from investment transactions...      431,594      (577,118)
    Net change in unrealized appreciation (depreciation) on
     investments............................................      143,667      (847,249)
                                                              -----------   -----------
    Net increase (decrease) in net assets resulting from
     operations.............................................      472,657    (1,536,532)
                                                              -----------   -----------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
    Net proceeds from sale of shares........................      502,230     2,187,444
    Cost of shares redeemed.................................   (1,443,491)   (1,540,646)
                                                              -----------   -----------
    Net increase (decrease) in net assets resulting from
     capital share transactions.............................     (941,261)      646,798
                                                              -----------   -----------
    Net decrease in net assets..............................     (468,604)     (889,734)
NET ASSETS:
    Beginning of year.......................................    6,009,706     6,899,440
                                                              -----------   -----------
    End of year.............................................  $ 5,541,102   $ 6,009,706
                                                              ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES
                  NOTES TO FINANCIAL STATEMENTS--MAY 31, 1998

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Reserve Private Equity Series (the "Trust") was formed as a business trust under the laws of the state of Delaware. Currently, the Trust is comprised of seven regulated investment companies (commonly called mutual funds): Reserve Blue Chip Growth Fund, Reserve Convertible Securities Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Value Fund, Reserve Mid-Cap Growth Fund, and Reserve Small-Cap Growth Fund (formerly Reserve Emerging Growth Fund) (collectively the "Funds"). The Trust has the right, at its discretion, to add other funds.

   The Trust is registered under the Investment Company Act of 1940, as a non-diversified open-end investment company. Each Fund in the Trust has authorized an unlimited number of shares of beneficial interest of $.001 par value.

   On September 11, 1997, the Board of Trustees (the "Trustees") of the Trust agreed to eliminate the Funds' front-end sales charge, which at the time was 4.50%, applicable to purchases by Class A shareholders. With the elimination of the front-end sales charge, the Trustees agreed to merge the Class D shares into the Class A shares of the Trust. The elimination of the sales charge and the merger went into effect on October 1, 1997. Additionally, the Trustees agreed to change the name of Reserve Emerging Growth Fund to Small-Cap Growth Fund.

   The accounting policies summarized below are consistently followed in preparation of the financial statements in conformity with generally accepted accounting principles.

   SECURITY VALUATION

   Portfolio securities are stated at value. Securities listed or traded on an exchange are valued at the last sales price on the exchange in which the security is principally traded or, lacking any sales, at the mean between the closing bid and asked price. Securities traded in the over-the-counter market are valued at the mean between the quoted bid and asked price. Where market quotations are not readily available, the securities are valued at their fair value as determined in good faith by or under direction of the Trustees.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME

   Securities transactions are recorded on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest income is accrued daily. Realized gains and losses from securities transactions are recorded on the identified cost basis for both financial statement and federal income tax purposes. Income dividends, if any, are distributed on a calendar quarter. Distributions from net realized capital gains are distributed annually in December, based on an October 31, year end.

   Income and net realized capital gain distributions are determined in accordance with federal income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and the recognition of net realized gains and losses. Accordingly, the effect of differing financial reporting and federal income tax treatments have been reclassified among the components of net assets at May 31, 1998, the Trust's fiscal year end, as follows:

                                                                            INCREASE (DECREASE)
                                                                  ----------------------------------------
                                                                              UNDISTRIBUTED    ACCUMULATED
                                                                              NET INVESTMENT    REALIZED
    RESERVE FUND                                                   CAPITAL        INCOME          GAIN
    ------------                                                  ---------   --------------   -----------
    Blue Chip Growth Fund.......................................  $      --      $ 60,696       $(60,696)
    Informed Investors Growth Fund..............................         --        53,234        (53,234)
    International Equity Fund...................................    (33,045)       31,737          1,308
    Large-Cap Value Fund........................................     (3,508)       18,080        (14,572)
    Mid-Cap Growth Fund.........................................    (32,568)       55,592        (23,024)
    Small-Cap Growth Fund.......................................   (102,604)      102,604             --

   These reclassifications had no effect on net investment income, net realized gain on investments, or net assets.

                       THE RESERVE PRIVATE EQUITY SERIES
            NOTES TO FINANCIAL STATEMENTS--MAY 31, 1998--(CONTINUED)

   FOREIGN CURRENCY TRANSLATION

   With respect to the Reserve International Equity Fund, assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates on the valuation date. Purchases and sales of securities, expense payments and income receipts are translated into U.S. dollars using the exchange rate on the transaction date. The Fund does not segregate that portion of the results of operations resulting from changes in foreign exchange rates from the portion resulting from changes in market prices of securities held; both are included in net realized and unrealized gains or losses on investments and foreign currency transactions.

   FEDERAL INCOME TAXES

   It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the "Code") as amended, by complying with the requirements of the Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains, if any, to its shareholders. Accordingly, no federal income tax provision is required.

   At May 31, 1998, the Trust's fiscal year end, the following Funds had capital loss carryforwards for federal income tax purposes, which are available to offset future net realized capital gains, if any:

                                                                  CAPITAL LOSS   EXPIRATION
                                                                  CARRYFORWARD      YEAR
                                                                  ------------   ----------
    Reserve International Equity Fund...........................    $ 71,968        2004
    Reserve International Equity Fund...........................     273,130        2005
    Reserve International Equity Fund...........................     975,769        2006
    Reserve Small-Cap Growth Fund...............................     145,524        2005

2. INVESTMENT ACTIVITY

   For the year ended May 31, 1998, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

                                                                   AGGREGATE      AGGREGATE
                            RESERVE FUND                           PURCHASES        SALES
                            ------------                           ---------      ---------
    Blue Chip Growth Fund.......................................  $ 9,940,665    $ 7,679,556
    Convertible Securities Fund.................................   40,787,380     37,225,020
    Informed Investors Growth Fund..............................   21,291,978     23,666,311
    International Equity Fund...................................   12,179,817     12,544,810
    Large-Cap Fund..............................................    3,693,658      1,164,240
    Mid-Cap Growth Fund.........................................    3,109,332      4,116,612
    Small-Cap Growth Fund.......................................    2,840,774      3,684,301

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

   Reserve Management Company, Inc. (RMCI), serves as the Trust's Investment Adviser subject to the direction of the Trustees. Under the Investment Advisory Agreement, RMCI is responsible for the day-to-day operations, including monitoring investment programs, portfolio valuation, compliance, administration, or any other functions as required by the Trust. RMCI pays substantially all of the operating expenses of the Trust, exclusive of interest, taxes, brokerage, distribution fees, and any extraordinary fees. For its services as Investment Adviser, RMCI receives an annual fee at a rate of 1.50% of each Fund's average daily net assets, except Reserve International Equity Fund, which pays an annual fee at a rate of 1.75% of its average daily net assets. The fees are payable monthly.

   RMCI has agreed to continue to voluntarily limit the amount charged to the Reserve Convertible Securities Fund, to an annual rate of .75% of the Fund's average daily net assets. For the year ended May 31, 1998, the fees it charged the Fund were reduced by $170,101.

                       THE RESERVE PRIVATE EQUITY SERIES
            NOTES TO FINANCIAL STATEMENTS--MAY 31, 1998--(CONTINUED)

   RMCI has entered into an Investment Sub-Advisory Agreement with investment managers to serve as the Funds' sub-advisors (the "Sub-Advisors"). Under the general supervision of RMCI, the Sub-Advisors are responsible for the day-to-day investment decisions. The fees paid to the Sub-Advisors are paid by RMCI as follows:

                    RESERVE FUND                                      SUB-ADVISER                           FEE
                    ------------                                      -----------                           ---
    Blue Chip Growth Fund                          Trainer, Wortham & Company, Inc.                        .750%
    Convertible Securities Fund                    New Vernon Advisors, Inc.                               .750%
    Informed Investors Growth Fund                 T. H. Fitzgerald & Company                              .750%
    International Equity Fund                      Pinnacle Associates Limited                             .875%
    Large-Cap Fund                                 Siphron Capital Management                              .750%
    Mid-Cap Growth Fund                            Southern Capital Advisors                               .750%
    Small-Cap Growth Fund                          Roanoke Asset Management Corp.                          .750%

   RMCI has entered into a Distribution Plan with Resrv Partners, Inc. ("RPI") a wholly-owned subsidiary of RMCI. As distributor for the Funds, RPI is responsible for accepting Fund share purchases and redemptions on behalf of the Funds, providing at its own expense financial consultants and compensating broker-dealers who supply distribution assistance to RPI. The distributor also is responsible for the marketing efforts of the Funds. For its services as distributor, RPI receives an annual fee of .25 of 1% of each Fund's average daily net assets. Prior to October 1, 1997, RPI received an annual fee of .25 of 1% for Class A shares, and an annual fee of 1% for Class D shares. For the year ended May 31, 1998, the Funds paid the following distribution fees:

                            RESERVE FUND                          DISTRIBUTION FEE
                            ------------                          ----------------
    Blue Chip Growth Fund.......................................      $17,543
    Convertible Securities Fund.................................       17,682
    Informed Investors Growth Fund..............................       14,699
    International Equity Fund...................................       28,180
    Large-Cap Value Fund........................................       12,653
    Mid-Cap Growth Fund.........................................       16,819
    Small-Cap Growth Fund.......................................       16,216

   For the period June 1, 1997 to January 31, 1998, RPI voluntarily waived a portion of the distribution fees it charged the Reserve Convertible Securities Fund. The fees waived by RPI amounted to $38,838.

   TRANSACTIONS WITH AFFILIATES:

   As of May 31, 1998, Trainer, Wortham & Company, Inc. owns 23.4% of Reserve Blue Chip Growth Fund.

   As of May 31, 1998, RMCI and affiliated persons owned 23.4%, 13.4%, 13.9%, 36.6%, 19.9%, and 2.8% of Reserve Blue Chip Growth Fund, Reserve Informed Investors Growth Fund, Reserve Large-Cap Fund, Reserve Mid-Cap Growth Fund, Reserve Small-Cap Growth Fund Reserve, and Reserve International Equity Fund, respectively. Taconic Petroleum Corp. owns 13.6% of Reserve Large-Cap Fund. Christopher E. Vroom owns 8.0% of the Reserve Small-Cap Growth Fund.

4. MANAGEMENT'S USE OF ESTIMATES

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                       THE RESERVE PRIVATE EQUITY SERIES
            NOTES TO FINANCIAL STATEMENTS--MAY 31, 1998--(CONTINUED)

5. CAPITAL SHARE TRANSACTIONS

   Transactions in capital stock of each Fund for the year ended May 31, 1998, were as follows:

                                                                                                     CLASS D
                                                                      CLASS A                -----------------------
                                                              ------------------------           FOR THE PERIOD
                                                                     YEAR ENDED                  JUNE 1, 1998 TO
                                                                    MAY 31, 1998               SEPTEMBER 30, 1998
                                                              ------------------------       -----------------------
              RESERVE BLUE CHIP GROWTH FUND                    SHARES        AMOUNT           SHARES       AMOUNT
              -----------------------------                    ------        ------           ------       ------
Sold......................................................      178,836    $ 2,689,325            152    $     2,500
Reinvested................................................       79,403      1,120,379             --             --
Redeemed..................................................      (44,001)      (685,503)        (3,128)       (54,526)
                                                              ---------    -----------       --------    -----------
Net Increase (Decrease)...................................      214,238    $ 3,124,201         (2,976)   $   (52,026)
                                                              =========    ===========       ========    ===========

                                                                                                     CLASS D
                                                                      CLASS A                -----------------------
                                                              ------------------------           FOR THE PERIOD
                                                                     YEAR ENDED                  JUNE 1, 1998 TO
                                                                    MAY 31, 1998               SEPTEMBER 30, 1998
                                                              ------------------------       -----------------------
           RESERVE CONVERTIBLE SECURITIES FUND                 SHARES        AMOUNT           SHARES       AMOUNT
           -----------------------------------                 ------        ------           ------       ------
Sold......................................................      357,328    $ 3,895,085             21    $       235
Reinvested................................................      181,967      1,979,389             --             --
Redeemed..................................................      (53,071)      (591,997)        (1,683)       (20,195)
                                                              ---------    -----------       --------    -----------
Net Increase (Decrease)...................................      486,224    $ 5,282,477         (1,662)   $   (19,960)
                                                              =========    ===========       ========    ===========

                                                                                                     CLASS D
                                                                      CLASS A                -----------------------
                                                              ------------------------           FOR THE PERIOD
                                                                     YEAR ENDED                  JUNE 1, 1998 TO
                                                                    MAY 31, 1998               SEPTEMBER 30, 1998
                                                              ------------------------       -----------------------
          RESERVE INFORMED INVESTORS GROWTH FUND               SHARES        AMOUNT           SHARES       AMOUNT
          --------------------------------------               ------        ------           ------       ------
Sold......................................................       83,790    $   928,647             --    $        --
Reinvested................................................      101,914      1,007,930             --             --
Redeemed..................................................     (249,698)    (2,734,101)        (1,141)       (16,355)
                                                              ---------    -----------       --------    -----------
Net Decrease..............................................      (63,994)   $  (797,524)        (1,141)   $   (16,355)
                                                              =========    ===========       ========    ===========

                                                                                                     CLASS D
                                                                      CLASS A                -----------------------
                                                              ------------------------           FOR THE PERIOD
                                                                     YEAR ENDED                  JUNE 1, 1998 TO
                                                                    MAY 31, 1998               SEPTEMBER 30, 1998
                                                              ------------------------       -----------------------
            RESERVE INTERNATIONAL EQUITY FUND                  SHARES        AMOUNT           SHARES       AMOUNT
            ---------------------------------                  ------        ------           ------       ------
Sold......................................................      287,467    $ 3,588,183            752    $     9,550
Reinvested................................................           --             --             --             --
Redeemed..................................................     (276,380)    (3,085,673)        (3,187)       (40,571)
                                                              ---------    -----------       --------    -----------
Net Increase (Decrease)...................................       11,087    $   502,510         (2,435)   $   (31,021)
                                                              =========    ===========       ========    ===========

                       THE RESERVE PRIVATE EQUITY SERIES
            NOTES TO FINANCIAL STATEMENTS--MAY 31, 1998--(CONTINUED)

                                                                                                     CLASS D
                                                                      CLASS A                -----------------------
                                                              ------------------------           FOR THE PERIOD
                                                                     YEAR ENDED                  JUNE 1, 1998 TO
                                                                    MAY 31, 1998               SEPTEMBER 30, 1998
                                                              ------------------------       -----------------------
               RESERVE LARGE CAP VALUE FUND                    SHARES        AMOUNT           SHARES       AMOUNT
               ----------------------------                    ------        ------           ------       ------
Sold......................................................      225,263    $ 3,764,562          3,604    $    55,870
Reinvested................................................    6,906,501        110,918             --             --
Redeemed..................................................      (67,510)    (1,147,646)        (7,445)      (116,831)
                                                              ---------    -----------       --------    -----------
Net Increase (Decrease)...................................    7,064,254    $ 2,727,834         (3,841)   $   (60,961)
                                                              =========    ===========       ========    ===========

                                                                                                     CLASS D
                                                                      CLASS A                -----------------------
                                                              ------------------------           FOR THE PERIOD
                                                                     YEAR ENDED                  JUNE 1, 1998 TO
                                                                    MAY 31, 1998               SEPTEMBER 30, 1998
                                                              ------------------------       -----------------------
               RESERVE MID-CAP GROWTH FUND                     SHARES        AMOUNT           SHARES       AMOUNT
               ---------------------------                     ------        ------           ------       ------
Sold......................................................      207,717    $ 3,061,184         50,380    $   685,878
Reinvested................................................       40,095        480,743             --             --
Redeemed..................................................     (152,046)    (2,069,981)      (190,095)    (2,805,123)
                                                              ---------    -----------       --------    -----------
Net Increase (Decrease)...................................       95,766    $ 1,471,946       (139,715)   $(2,119,245)
                                                              =========    ===========       ========    ===========

                                                                                                     CLASS D
                                                                      CLASS A                -----------------------
                                                              ------------------------           FOR THE PERIOD
                                                                     YEAR ENDED                  JUNE 1, 1998 TO
                                                                    MAY 31, 1998               SEPTEMBER 30, 1998
              RESERVE SMALL CAP GROWTH FUND                   ------------------------       -----------------------
         (FORMERLY RESERVE EMERGING GROWTH FUND)               SHARES        AMOUNT           SHARES       AMOUNT
         ---------------------------------------               ------        ------           ------       ------
Sold......................................................       41,002    $   727,314          2,838    $    45,650
Reinvested................................................           --             --             --             --
Redeemed..................................................      (81,450)    (1,410,761)       (17,221)      (312,464)
                                                              ---------    -----------       --------    -----------
Net Decrease..............................................      (40,448)   $  (683,447)       (14,383)   $  (266,814)
                                                              =========    ===========       ========    ===========

Transactions in capital stock of each Fund for the period ended May 31, 1997, were as follows:

                                                                      CLASS A                        CLASS D
                                                              ------------------------       -----------------------
                                                                     YEAR ENDED                    YEAR ENDED
                                                                    MAY 31, 1997                  MAY 31, 1997
                                                              ------------------------       -----------------------
              RESERVE BLUE CHIP GROWTH FUND                    SHARES        AMOUNT           SHARES       AMOUNT
              -----------------------------                    ------        ------           ------       ------
Sold......................................................       76,231    $ 1,119,812          3,957    $    56,537
Reinvested................................................        4,875         67,171             84          1,152
Redeemed..................................................      (74,089)    (1,092,588)        (3,930)       (56,144)
                                                              ---------    -----------       --------    -----------
Net Increase..............................................        7,017    $    94,395            111    $     1,545
                                                              =========    ===========       ========    ===========

                       THE RESERVE PRIVATE EQUITY SERIES
            NOTES TO FINANCIAL STATEMENTS--MAY 31, 1998--(CONTINUED)

                                                                      CLASS A                    CLASS D
                                                              -----------------------       ------------------
                                                                 SEPTEMBER 3, 1996          SEPTEMBER 3, 1996
                                                                   (COMMENCEMENT              (COMMENCEMENT
                                                                 OF OPERATIONS) TO          OF OPERATIONS) TO
                                                                   MAY 31, 1997                MAY 31, 1997
                                                              -----------------------       ------------------
            RESERVE CONVERTIBLE SECURITIES FUND                SHARES       AMOUNT          SHARES    AMOUNT
            -----------------------------------                ------       ------          ------    ------
Sold........................................................  2,026,485   $20,572,892        2,814   $  28,969
Reinvested..................................................     19,551       201,111           11         113
Redeemed....................................................   (190,554)   (1,979,449)      (1,163)    (12,163)
                                                              ---------   -----------       ------   ---------
Net Increase................................................  1,855,482   $18,794,554        1,662   $  16,919
                                                              =========   ===========       ======   =========

                                                                      CLASS A                    CLASS D
                                                              -----------------------       ------------------
                                                                    YEAR ENDED                  YEAR ENDED
                                                                   MAY 31, 1997                MAY 31, 1997
                                                              -----------------------       ------------------
                RESERVE EMERGING GROWTH FUND                   SHARES       AMOUNT          SHARES    AMOUNT
                ----------------------------                   ------       ------          ------    ------
Sold........................................................    117,069   $ 1,999,906       10,982   $ 187,538
Redeemed....................................................    (84,292)   (1,389,829)      (9,047)   (150,817)
                                                              ---------   -----------       ------   ---------
Net Increase................................................     32,777   $   610,077        1,935   $  36,721
                                                              =========   ===========       ======   =========

                                                                      CLASS A                    CLASS D
                                                              -----------------------       ------------------
                                                                    YEAR ENDED                  YEAR ENDED
                                                                   MAY 31, 1997                MAY 31, 1997
                                                              -----------------------       ------------------
           RESERVE INFORMED INVESTORS GROWTH FUND              SHARES       AMOUNT          SHARES    AMOUNT
           --------------------------------------              ------       ------          ------    ------
Sold........................................................    116,034   $ 1,389,343          911   $  11,528
Reinvested..................................................     37,456       395,531           --          --
Redeemed....................................................   (121,475)   (1,425,528)        (814)     (9,644)
                                                              ---------   -----------       ------   ---------
Net Increase................................................     32,015   $   359,346           97   $   1,884
                                                              =========   ===========       ======   =========

                                                                      CLASS A                    CLASS D
                                                              -----------------------       ------------------
                                                                    YEAR ENDED                  YEAR ENDED
                                                                   MAY 31, 1997                MAY 31, 1997
                                                              -----------------------       ------------------
             RESERVE INTERNATIONAL EQUITY FUND                 SHARES       AMOUNT          SHARES    AMOUNT
             ---------------------------------                 ------       ------          ------    ------
Sold........................................................    689,779   $ 8,029,446        2,446   $  27,617
Redeemed....................................................    (47,041)     (551,604)        (562)     (6,687)
                                                              ---------   -----------       ------   ---------
Net Increase................................................    642,738   $ 7,477,842        1,884   $  20,930
                                                              =========   ===========       ======   =========

                                                                      CLASS A                    CLASS D
                                                              -----------------------       ------------------
                                                                    YEAR ENDED                  YEAR ENDED
                                                                   MAY 31, 1997                MAY 31, 1997
                                                              -----------------------       ------------------
                RESERVE LARGE-CAP VALUE FUND                   SHARES       AMOUNT          SHARES    AMOUNT
                ----------------------------                   ------       ------          ------    ------
Sold........................................................    108,518   $ 1,276,605        5,080   $  68,502
Redeemed....................................................    (11,940)     (151,013)      (1,239)    (16,004)
                                                              ---------   -----------       ------   ---------
Net Increase................................................     96,578   $ 1,125,592        3,841   $  52,498
                                                              =========   ===========       ======   =========

                       THE RESERVE PRIVATE EQUITY SERIES
            NOTES TO FINANCIAL STATEMENTS--MAY 31, 1998--(CONTINUED)

                                                                    CLASS A                      CLASS D
                                                             ----------------------       ----------------------
                                                                   YEAR ENDED                   YEAR ENDED
                                                                  MAY 31, 1997                 MAY 31, 1997
                                                             ----------------------       ----------------------
                RESERVE MID-CAP GROWTH FUND                   SHARES      AMOUNT           SHARES      AMOUNT
                ---------------------------                   ------      ------           ------      ------
Sold.......................................................   198,244   $ 2,390,365         58,332   $   727,999
Redeemed...................................................   (44,223)     (530,105)      (114,850)   (1,398,508)
                                                             --------   -----------       --------   -----------
Net Increase...............................................   154,021   $ 1,860,260        (56,518)  $  (670,509)
                                                             ========   ===========       ========   ===========

6. FINANCIAL HIGHLIGHTS (CONTAINED BELOW ARE SELECTED DATA FOR A SHARE OUTSTANDING, TOTAL INVESTMENT RETURN, RATIOS TO AVERAGE NET ASSETS AND OTHER SUPPLEMENTAL DATA FOR EACH OF THE YEARS PRESENTED FOR EACH OF THE FUNDS.)

                                                                                                     OCTOBER 28, 1994
                                                                                                     (COMMENCEMENT OF
                                                         YEAR ENDED     YEAR ENDED     YEAR ENDED     OPERATIONS) TO
            RESERVE BLUE CHIP GROWTH FUND               MAY 31, 1998   MAY 31, 1997   MAY 31, 1996     MAY 31, 1995
            -----------------------------               ------------   ------------   ------------   ----------------
NET ASSET VALUE, beginning of period..................     $15.46         $14.91         $12.03           $10.00
                                                           ------         ------         ------           ------
Income from investment operations
  Net investment income (loss)........................         --          (0.17)          (.10)            (.03)
  Net realized and unrealized gain....................       2.82           0.91           3.62             2.06
                                                           ------         ------         ------           ------
Total from investment operations......................       2.82           0.74           3.52             2.03
Less distribution from net realized income and gain...      (3.19)          (.19)          (.64)              --
                                                           ------         ------         ------           ------
NET ASSET VALUE, end of period........................     $15.09         $15.46         $14.91           $12.03
                                                           ======         ======         ======           ======
Total Return..........................................      19.70%          5.12%         30.10%           20.30%(2)
RATIOS/SUPPLEMENTAL DATA
-----------------------
Net assets in thousands, end of period................     $8,532         $5,428         $5,130           $1,993
Ratio of expenses to average net assets before
  waiver..............................................       1.75%          1.75%          1.75%            1.75%(1)
Ratio of expenses to average net assets, net of
  waiver..............................................       1.75%          1.75%          1.75%            1.73%(1)
Ratio of net investment income (loss) to average net
  assets, before waiver...............................       (.87)%        (1.13)%         (.94)%           (.72)%(1)
Ratio of net investment income (loss) to average net
  assets, net of waiver...............................         --%            --%            --%            (.70)%(1)
Portfolio turnover rate...............................        113%           109%            72%              68%

---------------
(1) Annualized

(2) Total return is not annualized and does not reflect impact of sales load.

                       THE RESERVE PRIVATE EQUITY SERIES
            NOTES TO FINANCIAL STATEMENTS--MAY 31, 1998--(CONTINUED)

                                                                              SEPTEMBER 3, 1996
                                                                              (COMMENCEMENT OF
                                                               YEAR ENDED      OPERATIONS) TO
            RESERVE CONVERTIBLE SECURITIES FUND               MAY 31, 1998      MAY 31, 1997
            -----------------------------------               ------------    -----------------
NET ASSET VALUE, beginning of period........................    $ 11.08            $ 10.00
                                                                -------            -------
Income from investment operations
  Net investment income.....................................        .03                .34
  Net realized and unrealized gain..........................        .69                .99
                                                                -------            -------
Total from investment operations............................        .72               1.33
Less distribution from net realized income and gain.........      (1.27)              (.25)
                                                                -------            -------
NET ASSET VALUE, end of period..............................    $ 10.53            $ 11.08
                                                                =======            =======
Total Return................................................       6.44%              13.53%(2)
RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets in thousands, end of period......................    $24,659            $20,553
Ratio of expenses to average net assets before waiver.......       1.75%              2.36%(1)
Ratio of expenses to average net assets, net of waiver......        .75%               .52%(1)
Ratio of net investment income to average net assets, before
  waiver....................................................       3.77%              3.67%(1)
Ratio of net investment income to average net assets, net of
  waiver....................................................       4.69%              5.52%(1)
Portfolio turnover rate.....................................        168%               113%

                                                                                                     NOVEMBER 14, 1994
                                                                                                     (COMMENCEMENT OF
                                                         YEAR ENDED     YEAR ENDED     YEAR ENDED     OPERATIONS) TO
        RESERVE INFORMED INVESTORS GROWTH FUND          MAY 31, 1998   MAY 31, 1997   MAY 31, 1996     MAY 31, 1995
        --------------------------------------          ------------   ------------   ------------   -----------------
NET ASSET VALUE, beginning of period..................     $11.48         $14.36         $11.99           $10.00
                                                           ------         ------         ------           ------
Income from investment operations
  Net investment loss.................................       (.20)          (.07)          (.33)            (.07)
  Net realized and unrealized gain (loss).............       2.08          (1.66)          3.87             2.06
                                                           ------         ------         ------           ------
Total from investment operations......................       1.88          (1.73)          3.54             1.99
Less distribution from net realized gain..............      (2.90)         (1.15)         (1.17)              --
                                                           ------         ------         ------           ------
NET ASSET VALUE, end of period........................     $10.46         $11.48         $14.36           $11.99
                                                           ======         ======         ======           ======
Total Return..........................................      17.88%        (11.35)%        29.75%            19.90%(2)
RATIOS/SUPPLEMENTAL DATA
-----------------------
Net assets in thousands, end of period................     $4,334         $5,477         $6,393           $6,837
Ratio of expenses to average net assets...............       1.75%          1.75%          1.75%            1.75%(1)
Ratio of net investment loss to average net assets....       (.91)%         (.57)%        (1.57)%          (1.62)%(1)
Portfolio turnover rate...............................        410%           255%           132%              59%

---------------
(1) Annualized

(2) Total return is not annualized and does not reflect impact of sales load.

                       THE RESERVE PRIVATE EQUITY SERIES
            NOTES TO FINANCIAL STATEMENTS--MAY 31, 1998--(CONTINUED)

                                                                                                 JULY 13, 1995
                                                                                                (COMMENCEMENT OF
                                                                 YEAR ENDED      YEAR ENDED      OPERATIONS) TO
             RESERVE INTERNATIONAL EQUITY FUND                  MAY 31, 1998    MAY 31, 1997      MAY 31, 1996
             ---------------------------------                  ------------    ------------    ----------------
NET ASSET VALUE, beginning of period........................      $ 12.59         $ 11.26            $10.00
                                                                  -------         -------            ------
Income from investment operations
  Net investment loss.......................................         (.04)          (0.07)             (.05)
  Net realized and unrealized gain..........................          .67            1.40              1.31
                                                                  -------         -------            ------
Total from investment operations............................          .63            1.33              1.26
                                                                  -------         -------            ------
NET ASSET VALUE, end of period..............................      $ 13.22         $ 12.59            $11.26
                                                                  =======         =======            ======
Total Return................................................         5.00%          11.81%            12.60%(2)
RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period......................      $12,851         $12,099            $3,578
Ratio of expenses to average net assets before waiver.......         2.00%           2.00%             2.00%(1)
Ratio of expenses to average net assets, net of waiver......         2.00%           2.00%             1.99%(1)
Ratio of net investment loss to average net assets before
  waiver....................................................         (.39)%          (.82)%            (.92)%(1)
Ratio of net investment loss to average net assets net of
  waiver....................................................         (.39)%          (.82)%            (.91)%(1)
Portfolio turnover rate.....................................          114%             52%               70%

                                                                                                JANUARY 2, 1996
                                                                                                (COMMENCEMENT OF
                                                                 YEAR ENDED      YEAR ENDED      OPERATIONS) TO
                RESERVE LARGE-CAP VALUE FUND                    MAY 31, 1998    MAY 31, 1997      MAY 31, 1996
------------------------------------------------------------      -------         -------            ------
NET ASSET VALUE, beginning of period........................      $ 14.61         $ 10.95            $10.00
                                                                  -------         -------            ------
Income from investment operations
  Net investment loss.......................................         (.03)           (.03)             (.01)
  Net realized and unrealized gain..........................         3.89            3.69               .96
                                                                  -------         -------            ------
Total from investment operations............................         3.86            3.66               .95
Less distributions from net realized gain...................         (.31)             --                --
                                                                  -------         -------            ------
NET ASSET VALUE, end of period..............................      $ 18.16         $ 14.61            $10.95
                                                                  =======         =======            ======
Total Return................................................        26.71%          33.42%             9.50%(2)
RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period......................      $ 6,786         $ 3,054            $1,231
Ratio of expenses to average net assets.....................         1.75%           1.75%             1.75%(1)
Ratio of net investment loss to average net assets..........         (.36)           (.32)%            (.32)%(1)
Portfolio turnover rate.....................................           25%             18%                0%

---------------
(1) Annualized

(2) Total return is not annualized and does not reflect impact of sales load.

                       THE RESERVE PRIVATE EQUITY SERIES
            NOTES TO FINANCIAL STATEMENTS--MAY 31, 1998--(CONTINUED)

                                                                                             MARCH 13, 1996
                                                                                            (COMMENCEMENT OF
                                                               YEAR ENDED     YEAR ENDED     OPERATIONS) TO
                RESERVE MID-CAP GROWTH FUND                   MAY 31, 1998   MAY 31, 1997     MAY 31, 1996
                ---------------------------                   ------------   ------------   ----------------
NET ASSET VALUE, beginning of period........................     $13.20         $12.29           $10.94
                                                                 ------         ------           ------
Income from investment operations
  Net investment loss.......................................       (.26)          (.11)            (.01)
  Net realized and unrealized gain..........................       1.50           1.02             1.36
                                                                 ------         ------           ------
Total from investment operations............................       1.24           0.91             1.35
Less distribution from net realized gains...................      (1.46)
                                                                 ------         ------           ------
NET ASSET VALUE, end of period..............................     $12.98         $13.20           $12.29
                                                                 ======         ======           ======
Total Return................................................      10.31%          7.40%           12.34%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period......................     $3,381         $2,174           $  131
Ratio of expenses to average net assets.....................       1.75%          1.75%            1.74%(1)
Ratio of net investment loss to average net assets..........      (1.21)%        (1.31)%           (.97)%(1)
Portfolio turnover rate.....................................         73%           102%              85%

                                                                                                     NOVEMBER 14, 1994
                                                                                                     (COMMENCEMENT OF
                                                         YEAR ENDED     YEAR ENDED     YEAR ENDED     OPERATIONS) TO
            RESERVE SMALL-CAP GROWTH FUND               MAY 31, 1998   MAY 31, 1997   MAY 31, 1996     MAY 31, 1995
            -----------------------------               ------------   ------------   ------------   -----------------
NET ASSET VALUE, beginning of period..................     $15.52        $ 19.56         $12.21           $10.00
                                                           ------        -------         ------           ------
Income from investment operations
  Net investment loss.................................       (.39)         (0.28)          (.17)            (.09)
  Net realized and unrealized gain (loss).............       1.53          (3.76)          8.05             2.30
                                                           ------        -------         ------           ------
Total from investment operations......................       1.14          (4.04)          7.88             2.21
Less distribution from net realized gain..............         --             --           (.53)              --
                                                           ------        -------         ------           ------
NET ASSET VALUE, end of period........................     $16.66        $ 15.52         $19.56           $12.21
                                                           ======        =======         ======           ======
Total Return..........................................       7.35%        (20.65)%        65.55%           22.10%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period................     $5,541        $ 5,789         $6,657           $1,241
Ratio of expenses to average net assets...............       1.75%          1.75%          1.75%            1.75%(1)
Ratio of net investment loss to average net assets....      (1.64)%        (1.69)%        (1.70)%          (1.62)%(1)
Portfolio turnover rate...............................         46%            28%            38%              43%

---------------
(1) Annualized

(2) Total return is not annualized, and does not reflect impact of sales load.

                       REPORT OF INDEPENDENT ACCOUNTANTS

    To the Shareholders and the Board of Trustees of The Reserve Private Equity
Series:

    In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Reserve Private Equity Series (comprising, respectively, Reserve Blue Chip Fund, Reserve Convertible Securities Fund, Reserve Small Cap Fund (formerly Reserve Emerging Growth Fund), Reserve Informed Investors Fund, Reserve International Equity Fund, Reserve Large-Cap Fund, and Reserve Mid-Cap Growth Fund (formerly Reserve North America Growth Fund) (collectively the "Trust"), at May 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

                                              PricewaterhouseCoopers LLP

New York, New York
July 30, 1998